Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
July 31, 2021
SSP-NPRT1-0921
1.883104.109

Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)(b)	81,099	4,729,694
ATN International, Inc.	79,097	3,405,126
Bandwidth, Inc. (a)(b)	166,877	21,637,272
Cincinnati Bell, Inc. (a)	354,673	5,440,684
Cogent Communications Group, Inc.	311,811	24,199,652
Consolidated Communications Holdings, Inc. (a)	531,055	4,083,813
Globalstar, Inc. (a)(b)	4,459,585	6,154,227
IDT Corp. Class B (a)(b)	148,117	7,376,227
Iridium Communications, Inc. (a)	875,581	36,975,786
Liberty Latin America Ltd.:
Class A (a)	71,297	973,204
Class C (a)	1,369,890	18,945,579
Ooma, Inc. (a)(b)	164,203	3,045,966
ORBCOMM, Inc. (a)	552,880	6,242,015
Radius Global Infrastructure, Inc. (a)(b)	321,271	4,925,084
		148,134,329
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,984,351	110,480,637
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	83,525	2,996,877
Cinemark Holdings, Inc. (a)(b)	787,150	12,224,440
CuriosityStream, Inc. Class A (a)(b)	194,702	2,139,775
Eros International PLC (a)(b)	2,319,950	2,528,746
IMAX Corp. (a)	357,910	5,776,667
Lions Gate Entertainment Corp.:
Class A (a)(b)	579,101	8,703,888
Class B (a)	672,181	8,980,338
LiveXLive Media, Inc. (a)(b)	394,243	1,395,620
Madison Square Garden Entertainment Corp. (a)(b)	172,994	12,102,660
Marcus Corp. (a)(b)	158,990	2,554,969
		169,884,617
Interactive Media & Services - 0.5%
CarGurus, Inc. Class A (a)	681,570	19,492,902
Cars.com, Inc. (a)	504,721	6,097,030
Eventbrite, Inc. (a)(b)	549,345	9,761,861
EverQuote, Inc. Class A (a)(b)	137,794	4,158,623
fuboTV, Inc. (a)(b)	963,537	25,090,503
Liberty TripAdvisor Holdings, Inc. (a)(b)	552,798	2,310,696
MediaAlpha, Inc. Class A (b)	151,967	5,075,698
QuinStreet, Inc. (a)	363,450	6,665,673
TrueCar, Inc. (a)	726,179	3,819,702
Yelp, Inc. (a)	530,318	19,833,893
		102,306,581
Media - 1.2%
Advantage Solutions, Inc. Class A (a)(b)	558,928	5,466,316
AMC Networks, Inc. Class A (a)(b)	213,149	10,665,976
Audacy, Inc. Class A (a)(b)	872,241	3,113,900
Boston Omaha Corp. (a)(b)	131,668	4,306,860
Cardlytics, Inc. (a)(b)	234,933	29,592,161
Clear Channel Outdoor Holdings, Inc. (a)	2,656,489	7,066,261
comScore, Inc. (a)	512,122	2,053,609
Daily Journal Corp. (a)(b)	8,765	2,918,745
Digital Media Solutions, Inc. Class A (a)(b)	21,352	169,962
E.W. Scripps Co. Class A (b)	424,579	8,100,967
Emerald Holding, Inc. (a)	173,357	684,760
Entravision Communication Corp. Class A (b)	435,432	2,677,907
Fluent, Inc. (a)(b)	339,058	844,254
Gannett Co., Inc. (a)(b)	1,031,772	5,953,324
Gray Television, Inc.	624,687	13,849,311
Hemisphere Media Group, Inc. (a)	119,515	1,519,036
iHeartMedia, Inc. (a)(b)	817,502	21,132,427
John Wiley & Sons, Inc. Class A (b)	313,980	18,455,744
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	45,678	1,212,294
Liberty Braves Class C (a)	293,761	7,769,978
Loral Space & Communications Ltd.	96,266	3,406,854
Magnite, Inc. (a)(b)	771,256	23,369,057
MDC Partners, Inc. Class A (a)	458,195	2,570,474
Meredith Corp. (a)	291,524	12,722,107
National CineMedia, Inc.	420,781	1,464,318
Scholastic Corp.	210,458	7,073,493
Sinclair Broadcast Group, Inc. Class A (b)	334,270	9,456,498
TechTarget, Inc. (a)(b)	188,401	13,768,345
Tegna, Inc.	1,618,076	28,672,307
Thryv Holdings, Inc. (a)(b)	48,286	1,604,061
WideOpenWest, Inc. (a)	383,882	8,537,536
		260,198,842
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	431,854	4,478,326
Shenandoah Telecommunications Co. (b)	352,538	18,610,481
Telephone & Data Systems, Inc.	733,381	16,391,065
U.S. Cellular Corp. (a)	109,475	3,980,511
		43,460,383
TOTAL COMMUNICATION SERVICES		723,984,752
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.4%
Adient PLC (a)	696,002	29,322,564
American Axle & Manufacturing Holdings, Inc. (a)	828,028	8,023,591
Cooper-Standard Holding, Inc. (a)	122,886	3,201,180
Dana, Inc. (b)	1,066,838	25,774,806
Dorman Products, Inc. (a)	195,261	19,750,650
Fox Factory Holding Corp. (a)(b)	310,454	50,150,739
Gentherm, Inc. (a)	243,995	20,234,505
LCI Industries (b)	181,640	26,486,745
Modine Manufacturing Co. (a)	367,113	6,141,800
Motorcar Parts of America, Inc. (a)(b)	134,411	2,989,301
Patrick Industries, Inc.	166,091	13,724,099
Standard Motor Products, Inc.	147,399	6,155,382
Stoneridge, Inc. (a)	184,796	5,349,844
Tenneco, Inc. (a)	519,712	9,048,186
The Goodyear Tire & Rubber Co. (a)	2,018,281	31,707,195
Visteon Corp. (a)	202,961	23,147,702
XL Fleet Corp. (Class A) (a)(b)	281,097	1,962,057
XPEL, Inc. (a)	132,495	12,269,037
		295,439,383
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	202,037	3,303,305
Canoo, Inc. (a)(b)	586,660	4,769,546
Fisker, Inc. (a)(b)	1,161,796	18,728,152
Lordstown Motors Corp. (a)(b)	824,858	5,147,114
Winnebago Industries, Inc.	236,948	17,029,453
Workhorse Group, Inc. (a)(b)	909,306	10,493,391
		59,470,961
Distributors - 0.1%
Core-Mark Holding Co., Inc.	326,473	14,051,398
Funko, Inc. (a)	193,250	3,606,045
		17,657,443
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	527,435	22,890,679
Adtalem Global Education, Inc. (a)	362,646	13,178,556
American Public Education, Inc. (a)	136,761	4,050,861
Carriage Services, Inc.	121,855	4,530,569
Coursera, Inc. (b)	88,735	3,158,079
Graham Holdings Co.	28,384	18,865,709
Houghton Mifflin Harcourt Co. (a)(b)	935,455	10,589,351
Laureate Education, Inc. Class A (a)	759,846	11,253,319
OneSpaWorld Holdings Ltd. (a)(b)	384,641	3,800,253
Perdoceo Education Corp. (a)	521,752	6,187,979
Regis Corp. (a)(b)	169,718	1,352,652
StoneMor, Inc. (a)(b)	242,953	643,825
Strategic Education, Inc.	178,962	14,189,897
Stride, Inc. (a)(b)	298,175	9,142,046
Vivint Smart Home, Inc. Class A (a)(b)	678,667	8,327,244
WW International, Inc. (a)(b)	384,888	11,831,457
		143,992,476
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	425,927	4,710,753
Bally's Corp. (a)(b)	239,591	11,799,857
Biglari Holdings, Inc. (a)	5,784	951,179
BJ's Restaurants, Inc. (a)	165,519	6,716,761
Bloomin' Brands, Inc. (a)(b)	647,832	16,280,018
Bluegreen Vacations Holding Corp. Class A (a)	107,955	1,868,701
Brinker International, Inc. (a)	332,463	18,066,039
Carrols Restaurant Group, Inc. (a)	236,689	1,162,143
Century Casinos, Inc. (a)	206,065	2,309,989
Chuy's Holdings, Inc. (a)(b)	147,926	4,881,558
Cracker Barrel Old Country Store, Inc.	173,431	23,617,834
Dave & Buster's Entertainment, Inc. (a)	316,753	10,541,540
Del Taco Restaurants, Inc. (b)	221,565	1,885,518
Denny's Corp. (a)(b)	460,882	6,484,610
Dine Brands Global, Inc. (a)	120,657	9,347,298
Drive Shack, Inc. (a)	603,850	1,521,702
El Pollo Loco Holdings, Inc. (a)	141,828	2,639,419
Esports Technologies, Inc. (a)(b)	18,095	411,480
Everi Holdings, Inc. (a)	615,964	13,976,223
Fiesta Restaurant Group, Inc. (a)(b)	129,818	1,738,263
Full House Resorts, Inc. (a)(b)	246,619	2,039,539
GAN Ltd. (a)(b)	298,573	4,568,167
Golden Entertainment, Inc. (a)	125,681	5,719,742
Golden Nugget Online Gaming, Inc. (a)(b)	239,140	2,740,544
Hall of Fame Resort & Entertainment Co. (a)(b)	408,299	1,208,565
Hilton Grand Vacations, Inc. (a)	626,677	25,486,954
International Game Technology PLC (a)(b)	734,040	13,763,250
Jack in the Box, Inc.	167,130	18,193,772
Kura Sushi U.S.A., Inc. Class A (a)(b)	25,365	1,233,246
Lindblad Expeditions Holdings (a)	219,785	3,008,857
Monarch Casino & Resort, Inc. (a)	97,761	6,242,040
Nathan's Famous, Inc. (b)	20,223	1,299,328
NeoGames SA	43,048	2,077,066
Noodles & Co. (a)	303,691	3,626,071
Papa John's International, Inc.	242,015	27,618,752
PlayAGS, Inc. (a)	211,997	1,645,097
RCI Hospitality Holdings, Inc.	61,792	3,878,066
Red Robin Gourmet Burgers, Inc. (a)(b)	113,422	2,975,059
Red Rock Resorts, Inc. (a)	451,506	17,789,336
Rush Street Interactive, Inc. (a)	392,340	3,864,549
Ruth's Hospitality Group, Inc. (a)(b)	249,967	4,991,841
Scientific Games Corp. Class A (a)	705,570	43,540,725
SeaWorld Entertainment, Inc. (a)	376,697	17,859,205
Shake Shack, Inc. Class A (a)(b)	274,575	27,605,771
Target Hospitality Corp. (a)(b)	191,691	686,254
Texas Roadhouse, Inc. Class A	513,927	47,368,652
The Cheesecake Factory, Inc. (a)(b)	317,803	14,383,764
The ONE Group Hospitality, Inc. (a)(b)	146,633	1,341,692
Wingstop, Inc. (b)	219,113	37,536,248
		485,203,037
Household Durables - 1.9%
Aterian, Inc. (a)(b)	148,060	1,336,982
Bassett Furniture Industries, Inc. (b)	68,373	1,557,537
Beazer Homes U.S.A., Inc. (a)	217,148	3,965,122
Casper Sleep, Inc. (a)(b)	212,962	1,471,567
Cavco Industries, Inc. (a)	67,566	15,878,010
Century Communities, Inc.	221,863	15,408,385
Ethan Allen Interiors, Inc. (b)	160,872	3,823,927
Flexsteel Industries, Inc. (b)	46,811	1,614,980
GoPro, Inc. Class A (a)	920,615	9,427,098
Green Brick Partners, Inc. (a)	231,596	5,806,112
Hamilton Beach Brands Holding Co. Class A	52,078	973,338
Helen of Troy Ltd. (a)(b)	178,827	39,948,164
Hooker Furniture Corp.	83,478	2,770,635
Hovnanian Enterprises, Inc. Class A (a)	37,486	3,913,164
Installed Building Products, Inc. (b)	174,668	20,960,160
iRobot Corp. (a)(b)	204,420	17,886,750
KB Home	656,966	27,881,637
La-Z-Boy, Inc. (b)	333,901	11,212,396
Landsea Homes Corp. (a)(b)	41,476	348,813
Legacy Housing Corp. (a)(b)	59,378	1,047,428
LGI Homes, Inc. (a)(b)	162,842	27,829,698
Lifetime Brands, Inc.	89,922	1,355,125
Lovesac (a)(b)	94,488	5,735,422
M.D.C. Holdings, Inc.	421,833	22,492,136
M/I Homes, Inc. (a)	210,347	13,611,554
Meritage Homes Corp. (a)	275,034	29,863,192
Purple Innovation, Inc. (a)	368,635	9,709,846
Skyline Champion Corp. (a)	386,799	21,815,464
Sonos, Inc. (a)	883,156	29,479,747
Taylor Morrison Home Corp. (a)	927,720	24,881,450
TRI Pointe Homes, Inc. (a)	859,630	20,734,276
Tupperware Brands Corp. (a)(b)	362,445	7,571,476
Universal Electronics, Inc. (a)	97,163	4,541,399
VOXX International Corp. (a)	113,753	1,299,059
Vuzix Corp. (a)(b)	432,365	6,399,002
		414,551,051
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	197,777	6,032,199
CarParts.com, Inc. (a)(b)	347,473	6,119,000
Duluth Holdings, Inc. (a)(b)	87,113	1,304,082
Groupon, Inc. (a)(b)	170,001	6,182,936
Lands' End, Inc. (a)(b)	105,587	4,047,150
Liquidity Services, Inc. (a)	194,629	3,861,439
Overstock.com, Inc. (a)(b)	315,790	21,991,616
PetMed Express, Inc. (b)	143,312	4,498,564
Porch Group, Inc. Class A (a)	116,955	2,167,176
Quotient Technology, Inc. (a)	654,700	7,110,042
Revolve Group, Inc. (a)(b)	263,634	18,351,563
Shutterstock, Inc.	171,665	18,623,936
Stamps.com, Inc. (a)	130,563	42,662,766
Stitch Fix, Inc. (a)(b)	432,120	23,299,910
The RealReal, Inc. (a)(b)	580,241	9,579,779
		175,832,158
Leisure Products - 0.6%
Acushnet Holdings Corp.	252,242	12,922,358
American Outdoor Brands, Inc. (a)	102,793	2,773,355
AMMO, Inc. (b)	481,576	3,260,270
Callaway Golf Co. (a)	850,252	26,935,983
Clarus Corp.	178,703	5,096,610
Escalade, Inc. (b)	76,478	1,736,051
Genius Brands International, Inc. (a)(b)	2,074,159	3,256,430
Johnson Outdoors, Inc. Class A	38,473	4,554,049
Latham Group, Inc. (a)(b)	170,048	4,638,909
Malibu Boats, Inc. Class A (a)	153,384	12,832,105
Marine Products Corp. (b)	59,172	968,054
MasterCraft Boat Holdings, Inc. (a)(b)	136,559	3,640,663
Nautilus, Inc. (a)(b)	217,625	3,144,681
Smith & Wesson Brands, Inc.	390,547	9,158,327
Sturm, Ruger & Co., Inc.	124,763	9,277,377
Vista Outdoor, Inc. (a)	427,349	17,260,626
		121,455,848
Multiline Retail - 0.3%
Big Lots, Inc. (b)	252,431	14,542,550
Dillard's, Inc. Class A (b)	46,124	8,453,145
Franchise Group, Inc. (b)	211,152	7,170,722
Macy's, Inc. (a)	2,296,373	39,038,341
		69,204,758
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	449,243	16,985,878
Academy Sports & Outdoors, Inc.	453,414	16,798,989
America's Car Mart, Inc. (a)	44,750	7,115,250
American Eagle Outfitters, Inc. (b)	1,114,159	38,405,061
Arko Corp. (a)(b)	150,335	1,247,781
Asbury Automotive Group, Inc. (a)(b)	142,245	29,225,658
Barnes & Noble Education, Inc. (a)(b)	282,227	2,356,595
Bed Bath & Beyond, Inc. (a)(b)	802,648	22,907,574
Big 5 Sporting Goods Corp. (b)	152,541	3,343,699
Blink Charging Co. (a)(b)	269,250	9,297,203
Boot Barn Holdings, Inc. (a)	211,342	18,264,176
Caleres, Inc.	270,997	6,704,466
Camping World Holdings, Inc. (b)	312,403	12,296,182
CarLotz, Inc. Class A (a)(b)	323,199	1,435,004
Chico's FAS, Inc. (a)	881,072	5,445,025
Citi Trends, Inc. (a)	65,567	5,228,968
Conn's, Inc. (a)(b)	131,570	2,926,117
Designer Brands, Inc. Class A (a)(b)	443,112	6,456,142
Genesco, Inc. (a)	108,002	6,204,715
Group 1 Automotive, Inc. (b)	128,968	22,406,900
GrowGeneration Corp. (a)(b)	399,209	16,235,830
Guess?, Inc.	299,194	6,678,010
Haverty Furniture Companies, Inc. (b)	121,902	4,387,253
Hibbett, Inc. (b)	120,004	10,639,555
JOANN, Inc. (b)	83,892	1,296,970
Kirkland's, Inc. (a)(b)	104,317	2,030,009
Lazydays Holdings, Inc. (a)(b)	58,358	1,217,931
Lumber Liquidators Holdings, Inc. (a)	214,270	4,088,272
MarineMax, Inc. (a)(b)	158,647	8,533,622
Monro, Inc. (b)	240,928	13,973,824
Murphy U.S.A., Inc.	183,359	27,047,286
National Vision Holdings, Inc. (a)(b)	598,993	32,333,642
OneWater Marine, Inc. Class A	76,279	3,583,587
Party City Holdco, Inc. (a)	810,503	6,921,696
Rent-A-Center, Inc.	484,064	27,698,142
Sally Beauty Holdings, Inc. (a)(b)	822,917	15,569,590
Shift Technologies, Inc. Class A (a)(b)	456,860	3,860,467
Shoe Carnival, Inc. (b)	130,423	4,395,255
Signet Jewelers Ltd. (b)	381,903	24,571,639
Sleep Number Corp. (a)(b)	175,019	17,363,635
Sonic Automotive, Inc. Class A (sub. vtg.)	160,673	8,764,712
Sportsman's Warehouse Holdings, Inc. (a)	318,631	5,630,210
The Aaron's Co., Inc.	248,356	7,170,038
The Buckle, Inc. (b)	218,156	9,180,004
The Cato Corp. Class A (sub. vtg.)	142,749	2,355,359
The Children's Place Retail Stores, Inc. (a)(b)	102,848	8,673,172
The Container Store Group, Inc. (a)(b)	235,094	2,473,189
The ODP Corp. (a)	358,819	16,982,903
Tilly's, Inc.	165,617	2,456,100
TravelCenters of America LLC (a)(b)	91,953	2,659,281
Urban Outfitters, Inc. (a)	501,260	18,636,847
Winmark Corp.	24,747	5,217,163
Zumiez, Inc. (a)(b)	161,733	7,059,645
		564,736,221
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	473,551	64,312,961
Fossil Group, Inc. (a)	344,138	4,343,022
G-III Apparel Group Ltd. (a)(b)	322,003	9,615,010
Kontoor Brands, Inc. (b)	376,258	20,837,168
Movado Group, Inc. (b)	114,152	3,432,551
Oxford Industries, Inc.	118,410	10,293,381
PLBY Group, Inc. (a)(b)	80,093	2,257,021
Rocky Brands, Inc.	50,632	2,754,381
Steven Madden Ltd.	597,875	26,204,861
Superior Group of Companies, Inc. (b)	84,260	1,972,527
Unifi, Inc. (a)	93,668	2,209,628
Vera Bradley, Inc. (a)	187,770	2,067,348
Wolverine World Wide, Inc.	592,209	19,862,690
		170,162,549
TOTAL CONSUMER DISCRETIONARY		2,517,705,885
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	334,207	22,936,626
Coca-Cola Bottling Co. Consolidated (b)	34,514	13,776,263
Duckhorn Portfolio, Inc. (a)(b)	146,158	3,211,091
MGP Ingredients, Inc. (b)	103,848	6,194,533
National Beverage Corp. (b)	172,358	7,821,606
Newage, Inc. (a)(b)	1,011,443	1,931,856
Primo Water Corp. (b)	1,155,529	19,100,894
		74,972,869
Food & Staples Retailing - 0.9%
Andersons, Inc.	230,263	6,148,022
BJ's Wholesale Club Holdings, Inc. (a)	1,001,402	50,710,997
Chefs' Warehouse Holdings (a)	231,337	6,690,266
HF Foods Group, Inc. (a)(b)	250,327	1,294,191
Ingles Markets, Inc. Class A	100,263	5,991,717
MedAvail Holdings, Inc. (a)(b)	89,432	754,806
Natural Grocers by Vitamin Cottage, Inc.	65,014	726,857
Performance Food Group Co. (a)	970,054	44,447,874
PriceSmart, Inc.	170,863	15,333,246
Rite Aid Corp. (a)(b)	401,506	6,102,891
SpartanNash Co. (b)	255,747	4,974,279
Sprouts Farmers Market LLC (a)(b)	863,335	21,220,774
United Natural Foods, Inc. (a)(b)	408,159	13,518,226
Village Super Market, Inc. Class A (b)	57,041	1,286,275
Weis Markets, Inc. (b)	117,170	6,169,001
		185,369,422
Food Products - 1.0%
AppHarvest, Inc. (a)(b)	354,311	4,223,387
B&G Foods, Inc. Class A (b)	464,012	13,326,425
Cal-Maine Foods, Inc. (a)(b)	257,900	8,998,131
Calavo Growers, Inc. (b)	122,924	6,925,538
Fresh Del Monte Produce, Inc.	242,005	7,468,274
Hostess Brands, Inc. Class A (a)(b)	948,393	15,259,643
J&J Snack Foods Corp.	107,378	17,650,796
John B. Sanfilippo & Son, Inc.	63,923	5,903,928
Laird Superfood, Inc. (b)	47,275	1,318,973
Lancaster Colony Corp.	139,294	27,562,104
Landec Corp. (a)	186,583	2,041,218
Limoneira Co.	111,033	1,988,601
Mission Produce, Inc. (b)	270,115	5,232,128
Sanderson Farms, Inc.	148,828	27,807,024
Seneca Foods Corp. Class A (a)	48,749	2,668,520
Tattooed Chef, Inc. (a)(b)	344,724	6,797,957
The Simply Good Foods Co. (a)	629,014	23,575,445
Tootsie Roll Industries, Inc. (b)	107,797	3,707,139
TreeHouse Foods, Inc. (a)(b)	376,720	16,726,368
Utz Brands, Inc. Class A (b)	433,269	9,809,210
Vital Farms, Inc. (a)(b)	180,924	3,149,887
Whole Earth Brands, Inc. Class A (a)(b)	273,217	3,513,571
		215,654,267
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	343,229	16,574,528
Central Garden & Pet Co. Class A (non-vtg.) (a)	750	32,483
Energizer Holdings, Inc. (b)	499,461	21,401,904
Oil-Dri Corp. of America	40,165	1,428,669
WD-40 Co. (b)	99,971	24,291,953
		63,729,537
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)	291,396	9,636,466
Edgewell Personal Care Co.	396,315	16,280,620
elf Beauty, Inc. (a)(b)	335,805	9,271,576
Inter Parfums, Inc.	131,753	10,127,853
MediFast, Inc.	85,911	24,528,450
Nature's Sunshine Products, Inc.	90,922	1,599,318
Nu Skin Enterprises, Inc. Class A	362,415	19,458,061
Revlon, Inc. (a)(b)	52,198	568,958
The Beauty Health Co. (a)(b)	338,720	5,947,923
The Honest Co., Inc. (b)	182,238	2,618,760
USANA Health Sciences, Inc. (a)	92,678	8,829,433
Veru, Inc. (a)(b)	469,664	3,226,592
		112,094,010
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	1,128,683	3,623,072
Turning Point Brands, Inc.	106,904	5,668,050
Universal Corp.	174,211	9,086,846
Vector Group Ltd. (b)	1,055,954	14,107,545
		32,485,513
TOTAL CONSUMER STAPLES		684,305,618
ENERGY - 3.9%
Energy Equipment & Services - 0.8%
Archrock, Inc.	991,865	8,539,958
Aspen Aerogels, Inc. (a)	158,802	5,978,895
Bristow Group, Inc. (a)	50,079	1,301,052
Cactus, Inc. (b)	397,939	14,341,722
Championx Corp. (a)	1,488,242	34,586,744
DMC Global, Inc. (a)(b)	136,001	5,952,764
Dril-Quip, Inc. (a)(b)	254,050	7,260,749
Frank's International NV (a)(b)	1,237,654	3,403,549
FTS International, Inc. Class A (a)	64,788	1,265,958
Helix Energy Solutions Group, Inc. (a)(b)	1,055,989	4,382,354
Helmerich & Payne, Inc. (b)	765,681	21,952,074
Liberty Oilfield Services, Inc. Class A (a)	637,806	6,499,243
Nabors Industries Ltd. (a)(b)	51,899	4,541,681
Newpark Resources, Inc. (a)	652,972	2,109,100
Nextier Oilfield Solutions, Inc. (a)(b)	1,277,981	4,881,887
Oceaneering International, Inc. (a)	732,591	9,714,157
Oil States International, Inc. (a)	442,570	2,504,946
Patterson-UTI Energy, Inc.	1,366,870	10,962,297
ProPetro Holding Corp. (a)(b)	625,879	4,725,386
RPC, Inc. (a)(b)	474,787	1,994,105
Select Energy Services, Inc. Class A (a)	447,341	2,661,679
Solaris Oilfield Infrastructure, Inc. Class A	229,208	1,994,110
TETRA Technologies, Inc. (a)(b)	905,529	2,798,085
Tidewater, Inc. (a)(b)	297,368	3,366,206
U.S. Silica Holdings, Inc. (a)	536,903	5,422,720
		173,141,421
Oil, Gas & Consumable Fuels - 3.1%
Aemetis, Inc. (a)(b)	171,019	1,499,837
Alto Ingredients, Inc. (a)(b)	527,633	2,796,455
Altus Midstream Co.	24,976	1,594,718
Antero Resources Corp. (a)	2,092,695	28,460,652
Arch Resources, Inc. (a)(b)	109,677	7,207,972
Berry Corp.	481,663	2,673,230
Bonanza Creek Energy, Inc.	228,300	8,782,701
Brigham Minerals, Inc. Class A	323,573	6,354,974
California Resources Corp. (a)(b)	616,020	17,316,322
Callon Petroleum Co. (a)(b)	293,252	11,542,399
Centennial Resource Development, Inc. Class A (a)(b)	1,332,566	6,942,669
Centrus Energy Corp. Class A (a)(b)	71,494	1,657,946
Chesapeake Energy Corp. (b)	723,271	39,092,798
Clean Energy Fuels Corp. (a)(b)	1,024,978	7,697,585
CNX Resources Corp. (a)	1,592,872	19,273,751
Comstock Resources, Inc. (a)(b)	678,460	4,125,037
CONSOL Energy, Inc. (a)	251,276	5,279,309
Contango Oil & Gas Co. (a)(b)	1,077,873	4,117,475
CVR Energy, Inc. (b)	213,753	2,919,866
Delek U.S. Holdings, Inc.	483,516	8,403,508
Denbury, Inc. (a)	368,482	24,212,952
DHT Holdings, Inc. (b)	1,058,233	6,137,751
Dorian LPG Ltd. (b)	224,223	2,713,098
Earthstone Energy, Inc. (a)(b)	178,870	1,758,292
Energy Fuels, Inc. (a)(b)	1,038,758	5,453,480
Equitrans Midstream Corp.	2,989,551	24,574,109
Extraction Oil & Gas, Inc. (a)	114,358	5,087,787
Falcon Minerals Corp.	301,417	1,437,759
Frontline Ltd. (NY Shares) (b)	875,552	6,969,394
Gevo, Inc. (a)(b)	1,434,789	8,737,865
Golar LNG Ltd. (a)	756,359	8,440,966
Green Plains, Inc. (a)(b)	314,634	11,125,458
HighPeak Energy, Inc. (b)	37,169	404,956
International Seaways, Inc.	302,601	4,977,786
Kosmos Energy Ltd. (a)	2,990,297	6,907,586
Laredo Petroleum, Inc. (a)(b)	92,496	5,092,830
Magnolia Oil & Gas Corp. Class A	1,021,449	14,300,286
Matador Resources Co. (b)	812,733	25,113,450
Meta Materials, Inc. (a)(b)	456,837	1,598,930
Murphy Oil Corp. (b)	1,068,855	23,204,842
National Energy Services Reunited Corp. (a)(b)	220,645	2,846,321
Nordic American Tanker Shipping Ltd. (b)	1,105,481	2,885,305
Northern Oil & Gas, Inc. (b)	351,203	6,065,276
Oasis Petroleum, Inc.	147,219	13,501,454
Ovintiv, Inc.	1,920,955	49,291,705
Par Pacific Holdings, Inc. (a)	328,862	5,386,760
PBF Energy, Inc. Class A (a)	705,202	6,466,702
PDC Energy, Inc.	730,671	28,898,038
Peabody Energy Corp. (a)(b)	506,115	5,926,607
Penn Virginia Corp. (a)	110,493	2,043,016
Range Resources Corp. (a)(b)	1,747,132	26,608,820
Renewable Energy Group, Inc. (a)(b)	328,422	20,115,848
Rex American Resources Corp. (a)(b)	38,771	3,179,222
Riley Exploration Permian, Inc.	18,094	390,649
Scorpio Tankers, Inc. (b)	358,417	5,860,118
SFL Corp. Ltd.	751,262	5,161,170
SM Energy Co.	852,995	15,951,007
Southwestern Energy Co. (a)	4,950,129	23,315,108
Talos Energy, Inc. (a)	264,175	3,048,580
Teekay Corp. (a)(b)	488,821	1,461,575
Teekay Tankers Ltd. (a)(b)	172,680	2,184,402
Tellurian, Inc. (a)(b)	2,342,344	8,830,637
Ur-Energy, Inc. (a)(b)	1,310,004	1,480,305
Uranium Energy Corp. (a)(b)	1,587,113	3,444,035
Vine Energy, Inc. Class A (b)	150,539	2,109,051
W&T Offshore, Inc. (a)(b)	684,776	2,773,343
Whiting Petroleum Corp. (a)(b)	288,295	13,521,036
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	29,463	176,778
warrants 9/1/25 (a)	14,729	74,381
World Fuel Services Corp.	458,640	15,804,734
		654,790,764
TOTAL ENERGY		827,932,185
FINANCIALS - 15.0%
Banks - 7.6%
1st Source Corp.	122,780	5,622,096
Allegiance Bancshares, Inc.	141,512	5,160,943
Altabancorp	131,366	5,305,873
Amalgamated Financial Corp.	100,721	1,547,075
Amerant Bancorp, Inc. Class A (a)	154,006	3,411,233
American National Bankshares, Inc.	77,456	2,446,835
Ameris Bancorp	493,144	23,971,730
Arrow Financial Corp.	96,790	3,489,280
Associated Banc-Corp.	1,090,774	21,597,325
Atlantic Capital Bancshares, Inc. (a)	146,109	3,506,616
Atlantic Union Bankshares Corp.	582,529	20,662,304
Banc of California, Inc.	323,188	5,532,979
BancFirst Corp.	126,451	7,015,501
Bancorp, Inc., Delaware (a)(b)	390,596	9,128,229
BancorpSouth Bank	747,400	19,282,920
Bank First National Corp. (b)	49,154	3,440,288
Bank of Marin Bancorp	91,710	3,182,337
BankUnited, Inc.	680,168	26,921,049
Banner Corp.	254,640	13,506,106
Bar Harbor Bankshares	109,211	3,127,803
Berkshire Hills Bancorp, Inc.	370,059	10,006,395
Blue Ridge Bankshares, Inc. (b)	131,110	2,245,914
Brookline Bancorp, Inc., Delaware	551,409	7,923,747
Bryn Mawr Bank Corp.	142,964	5,594,181
Business First Bancshares, Inc.	149,894	3,494,029
Byline Bancorp, Inc.	186,092	4,579,724
Cadence Bancorp Class A	909,459	17,279,721
Cambridge Bancorp	51,071	4,370,656
Camden National Corp.	104,335	4,671,078
Capital Bancorp, Inc.	57,828	1,313,852
Capital City Bank Group, Inc.	100,211	2,439,136
Capstar Financial Holdings, Inc.	156,868	3,325,602
Carter Bankshares, Inc. (a)	187,403	2,149,512
Cathay General Bancorp	558,785	21,161,188
CBTX, Inc.	133,386	3,508,052
Central Pacific Financial Corp.	199,609	5,109,990
Century Bancorp, Inc. Class A (non-vtg.)	19,389	2,217,714
CIT Group, Inc.	728,148	35,125,860
Citizens & Northern Corp.	113,693	2,808,217
City Holding Co.	110,277	8,343,558
Civista Bancshares, Inc.	115,489	2,643,543
CNB Financial Corp., Pennsylvania	118,626	2,735,516
Coastal Financial Corp. of Washington (a)(b)	72,412	2,115,879
Columbia Banking Systems, Inc.	527,639	18,435,707
Community Bank System, Inc.	392,270	28,102,223
Community Trust Bancorp, Inc.	107,226	4,263,306
ConnectOne Bancorp, Inc.	274,096	7,208,725
CrossFirst Bankshares, Inc. (a)	353,692	4,884,487
Customers Bancorp, Inc. (a)	220,617	7,990,748
CVB Financial Corp.	946,217	18,034,896
Dime Community Bancshares, Inc. (b)	260,226	8,592,663
Eagle Bancorp, Inc.	229,474	12,627,954
Eastern Bankshares, Inc.	1,251,541	22,840,623
Enterprise Bancorp, Inc.	67,689	2,213,430
Enterprise Financial Services Corp.	264,625	11,794,336
Equity Bancshares, Inc. (a)	97,831	2,882,101
Farmers National Banc Corp. (b)	187,833	2,883,237
FB Financial Corp. (b)	247,016	9,339,675
Fidelity D & D Bancorp, Inc. (b)	30,094	1,534,794
Financial Institutions, Inc.	115,351	3,395,933
First Bancorp, North Carolina	205,358	8,214,320
First Bancorp, Puerto Rico	1,588,400	19,267,292
First Bancshares, Inc. (b)	153,179	5,908,114
First Bank Hamilton New Jersey	115,257	1,535,800
First Busey Corp.	372,296	8,786,186
First Commonwealth Financial Corp.	689,132	9,075,868
First Community Bankshares, Inc.	125,258	3,657,534
First Financial Bancorp, Ohio	706,965	15,906,713
First Financial Bankshares, Inc.	957,493	46,763,958
First Financial Corp., Indiana	81,740	3,273,687
First Foundation, Inc.	297,448	7,010,849
First Internet Bancorp	68,991	2,089,047
First Interstate Bancsystem, Inc.	299,097	12,538,146
First Merchants Corp.	403,705	16,442,905
First Mid-Illinois Bancshares, Inc.	121,812	4,956,530
First Midwest Bancorp, Inc., Delaware	820,497	14,719,716
First of Long Island Corp.	158,977	3,425,954
Five Star Bancorp (b)	38,344	934,443
Flushing Financial Corp.	208,358	4,594,294
Fulton Financial Corp.	1,146,761	17,568,379
German American Bancorp, Inc.	180,450	6,802,965
Glacier Bancorp, Inc.	706,218	36,412,600
Great Southern Bancorp, Inc.	72,872	3,791,530
Great Western Bancorp, Inc. (b)	405,844	12,499,995
Guaranty Bancshares, Inc. Texas	56,896	1,903,171
Hancock Whitney Corp.	635,876	27,794,140
Hanmi Financial Corp.	215,571	3,929,859
HarborOne Bancorp, Inc.	366,714	4,990,978
Hawthorn Bancshares, Inc.	1,522	34,747
HBT Financial, Inc.	60,011	980,580
Heartland Financial U.S.A., Inc.	297,443	13,569,350
Heritage Commerce Corp.	430,797	4,669,839
Heritage Financial Corp., Washington	255,524	6,181,126
Hilltop Holdings, Inc. (b)	469,323	14,868,153
Home Bancshares, Inc.	1,120,529	23,732,804
HomeTrust Bancshares, Inc.	110,077	2,898,327
Hope Bancorp, Inc.	859,779	11,392,072
Horizon Bancorp, Inc. Indiana	321,113	5,365,798
Howard Bancorp, Inc. (a)	97,958	1,929,773
Independent Bank Corp.	152,666	3,210,566
Independent Bank Corp., Massachusetts (b)	241,766	17,088,021
Independent Bank Group, Inc.	278,927	19,441,212
International Bancshares Corp.	392,517	15,339,564
Investors Bancorp, Inc.	1,670,718	23,089,323
Lakeland Bancorp, Inc. (b)	352,673	5,773,257
Lakeland Financial Corp.	176,982	11,834,786
Live Oak Bancshares, Inc. (b)	231,525	13,935,490
Macatawa Bank Corp.	186,268	1,549,750
Mercantile Bank Corp.	113,732	3,554,125
Metrocity Bankshares, Inc. (b)	136,312	2,722,151
Metropolitan Bank Holding Corp. (a)	57,833	4,107,878
Mid Penn Bancorp, Inc.	71,714	1,868,150
Midland States Bancorp, Inc.	152,078	3,742,640
MidWestOne Financial Group, Inc.	106,916	3,114,463
MVB Financial Corp.	72,870	3,020,462
National Bank Holdings Corp.	215,244	7,632,552
NBT Bancorp, Inc.	304,956	10,627,717
Nicolet Bankshares, Inc. (a)(b)	65,007	4,705,857
Northrim Bancorp, Inc.	44,579	1,819,715
OceanFirst Financial Corp.	434,732	8,477,274
OFG Bancorp	374,213	8,644,320
Old National Bancorp, Indiana	1,203,793	19,369,029
Old Second Bancorp, Inc.	196,473	2,275,157
Origin Bancorp, Inc.	163,592	6,654,923
Orrstown Financial Services, Inc.	79,867	1,840,934
Pacific Premier Bancorp, Inc.	698,586	26,532,296
Park National Corp.	105,134	11,975,814
Peapack-Gladstone Financial Corp.	137,006	4,412,963
Peoples Bancorp, Inc. (b)	126,662	3,735,262
Peoples Financial Services Corp. (b)	50,810	2,179,749
Preferred Bank, Los Angeles	99,826	5,887,737
Premier Financial Bancorp, Inc.	92,313	1,571,167
Primis Financial Corp.	174,237	2,709,385
QCR Holdings, Inc.	112,694	5,532,148
RBB Bancorp	105,799	2,531,770
Red River Bancshares, Inc.	31,868	1,623,675
Reliant Bancorp, Inc.	112,770	3,135,006
Renasant Corp.	403,092	14,180,777
Republic Bancorp, Inc., Kentucky Class A	67,591	3,295,737
Republic First Bancorp, Inc. (a)(b)	319,999	1,180,796
S&T Bancorp, Inc. (b)	279,777	8,239,433
Sandy Spring Bancorp, Inc.	344,112	14,311,618
Seacoast Banking Corp., Florida	403,475	12,261,605
ServisFirst Bancshares, Inc.	366,560	26,055,085
Sierra Bancorp	103,660	2,501,316
Silvergate Capital Corp. (a)(b)	168,145	17,285,306
Simmons First National Corp. Class A	788,131	21,452,926
SmartFinancial, Inc.	103,282	2,516,982
South Plains Financial, Inc.	79,339	1,824,797
South State Corp.	522,704	35,982,943
Southern First Bancshares, Inc. (a)	56,613	2,804,042
Southside Bancshares, Inc.	223,030	8,038,001
Spirit of Texas Bancshares, Inc. (b)	97,088	2,260,209
Stock Yards Bancorp, Inc.	150,471	7,168,438
Summit Financial Group, Inc.	82,803	1,925,170
Texas Capital Bancshares, Inc. (a)	369,765	23,287,800
The Bank of NT Butterfield & Son Ltd.	365,180	12,102,065
The First Bancorp, Inc.	74,702	2,170,840
Tompkins Financial Corp.	103,693	7,958,438
TowneBank	496,540	14,801,857
Trico Bancshares	202,678	7,991,594
TriState Capital Holdings, Inc. (a)(b)	215,241	4,371,545
Triumph Bancorp, Inc. (a)	173,865	13,328,491
Trustmark Corp. (b)	456,664	13,709,053
UMB Financial Corp.	320,863	30,032,777
United Bankshares, Inc., West Virginia	915,978	31,637,880
United Community Bank, Inc.	641,373	18,477,956
Univest Corp. of Pennsylvania	211,125	5,776,380
Valley National Bancorp	2,951,485	38,044,642
Veritex Holdings, Inc.	358,906	12,041,296
Washington Trust Bancorp, Inc.	120,430	5,870,963
WesBanco, Inc.	476,110	15,368,831
West Bancorp., Inc.	118,940	3,506,351
Westamerica Bancorp. (b)	188,850	10,490,618
		1,631,984,812
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	433,702	20,856,729
Assetmark Financial Holdings, Inc. (a)	131,502	3,432,202
Associated Capital Group, Inc.	10,985	414,025
B. Riley Financial, Inc. (b)	148,541	10,035,430
BGC Partners, Inc. Class A	2,428,031	12,989,966
Blucora, Inc. (a)	356,331	6,007,741
BrightSphere Investment Group, Inc.	426,463	10,657,310
Cohen & Steers, Inc.	183,759	15,290,586
Cowen Group, Inc. Class A (b)	192,256	7,686,395
Diamond Hill Investment Group, Inc.	21,368	3,680,638
Donnelley Financial Solutions, Inc. (a)	216,310	6,967,345
Federated Hermes, Inc.	695,767	22,570,681
Focus Financial Partners, Inc. Class A (a)	382,257	19,621,252
GAMCO Investors, Inc. Class A	35,252	949,689
GCM Grosvenor, Inc. Class A (b)	259,994	2,589,540
Greenhill & Co., Inc. (b)	106,140	1,700,363
Hamilton Lane, Inc. Class A	250,873	23,331,189
Houlihan Lokey (b)	381,109	33,956,812
Moelis & Co. Class A (b)	450,494	26,691,770
Open Lending Corp. (a)(b)	766,056	29,110,128
Oppenheimer Holdings, Inc. Class A (non-vtg.)	67,659	3,041,272
Piper Jaffray Companies (b)	131,713	16,159,868
PJT Partners, Inc.	178,924	13,986,489
Pzena Investment Management, Inc. (b)	129,227	1,479,649
Sculptor Capital Management, Inc. Class A	159,905	3,712,994
StepStone Group, Inc. Class A	272,853	12,417,540
StoneX Group, Inc. (a)	121,565	7,844,589
Value Line, Inc.	6,740	215,680
Virtus Investment Partners, Inc.	54,083	14,933,939
WisdomTree Investments, Inc. (b)	1,015,028	6,272,873
		338,604,684
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)(b)	40,064	1,741,983
CURO Group Holdings Corp.	154,889	2,442,600
Encore Capital Group, Inc. (a)(b)	225,269	10,664,234
Enova International, Inc. (a)	269,186	8,907,365
EZCORP, Inc. (non-vtg.) Class A (a)(b)	342,870	1,961,216
First Cash Financial Services, Inc.	293,656	23,257,555
Green Dot Corp. Class A (a)	393,639	18,134,949
LendingClub Corp. (a)	708,545	17,288,498
LendingTree, Inc. (a)(b)	85,087	16,610,684
Navient Corp.	1,284,577	26,243,908
Nelnet, Inc. Class A	120,725	9,090,593
Oportun Financial Corp. (a)	155,040	3,268,243
PRA Group, Inc. (a)(b)	329,382	12,776,728
PROG Holdings, Inc.	492,181	21,542,762
Regional Management Corp.	60,656	3,137,735
World Acceptance Corp. (a)(b)	32,184	6,101,121
		183,170,174
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc. (b)	63,787	3,249,310
Alerus Financial Corp. (b)	113,100	3,161,145
Banco Latinoamericano de Comercio Exterior SA Series E (b)	219,458	3,616,668
Cannae Holdings, Inc. (a)	642,958	21,378,354
Marlin Business Services Corp.	60,112	1,356,127
		32,761,604
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	319,180	4,634,494
American Equity Investment Life Holding Co. (b)	624,516	20,040,718
American National Group, Inc.	54,136	8,931,357
Amerisafe, Inc.	136,575	7,812,090
Argo Group International Holdings, Ltd.	228,450	11,909,099
BRP Group, Inc. (a)	347,829	9,481,819
Citizens, Inc. Class A (a)(b)	349,357	1,872,554
CNO Financial Group, Inc. (b)	959,224	21,908,676
Crawford & Co. Class A	113,089	1,195,351
Donegal Group, Inc. Class A	104,298	1,613,490
eHealth, Inc. (a)(b)	181,095	9,418,751
Employers Holdings, Inc.	201,626	8,371,512
Enstar Group Ltd. (a)	101,297	26,035,355
Genworth Financial, Inc. Class A (a)	3,720,182	12,425,408
Goosehead Insurance	130,011	15,626,022
Greenlight Capital Re, Ltd. (a)(b)	192,774	1,696,411
HCI Group, Inc. (b)	41,245	4,144,298
Heritage Insurance Holdings, Inc. (b)	194,573	1,428,166
Horace Mann Educators Corp.	300,147	11,948,852
Independence Holding Co.	30,933	1,383,942
Investors Title Co.	9,962	1,658,972
James River Group Holdings Ltd.	260,261	9,468,295
Kinsale Capital Group, Inc.	158,982	28,401,339
Maiden Holdings Ltd. (a)(b)	496,139	1,676,950
MBIA, Inc. (a)(b)	347,485	4,534,679
MetroMile, Inc. (a)(b)	272,630	1,932,947
National Western Life Group, Inc.	18,891	3,927,250
NI Holdings, Inc. (a)	63,979	1,264,865
Palomar Holdings, Inc. (a)(b)	181,872	14,809,837
ProAssurance Corp. (b)	386,722	7,842,722
ProSight Global, Inc. (a)	60,601	773,269
RLI Corp. (b)	295,210	31,994,860
Safety Insurance Group, Inc.	102,606	7,861,672
Selective Insurance Group, Inc.	437,923	35,625,036
Selectquote, Inc. (a)	989,025	17,604,645
Siriuspoint Ltd. (a)(b)	655,373	6,422,655
State Auto Financial Corp.	129,499	6,474,950
Stewart Information Services Corp.	196,367	11,587,617
Tiptree, Inc.	164,173	1,577,703
Trean Insurance Group, Inc. (a)	138,629	1,870,105
Trupanion, Inc. (a)	280,148	32,222,623
United Fire Group, Inc.	154,341	3,846,178
United Insurance Holdings Corp.	144,303	632,047
Universal Insurance Holdings, Inc.	194,590	2,755,394
		418,644,975
Mortgage Real Estate Investment Trusts - 1.3%
Apollo Commercial Real Estate Finance, Inc.	1,028,076	15,647,317
Arbor Realty Trust, Inc.	939,842	17,180,312
Ares Commercial Real Estate Corp.	283,391	4,273,536
Armour Residential REIT, Inc. (b)	476,646	4,957,118
Blackstone Mortgage Trust, Inc.	1,022,247	33,141,248
BrightSpire Capital, Inc.	633,703	6,026,516
Broadmark Realty Capital, Inc. (b)	965,630	10,013,583
Capstead Mortgage Corp.	662,836	4,222,265
Chimera Investment Corp.	1,683,396	24,779,589
Dynex Capital, Inc.	214,978	3,751,366
Ellington Financial LLC	304,150	5,529,447
Granite Point Mortgage Trust, Inc.	413,403	5,833,116
Great Ajax Corp.	165,560	2,099,301
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	566,696	32,188,333
Invesco Mortgage Capital, Inc. (b)	1,776,468	6,111,050
KKR Real Estate Finance Trust, Inc.	240,153	5,117,660
Ladder Capital Corp. Class A	820,162	9,366,250
MFA Financial, Inc.	3,228,190	15,075,647
New York Mortgage Trust, Inc.	2,823,022	12,336,606
Orchid Island Capital, Inc. (b)	689,004	3,410,570
PennyMac Mortgage Investment Trust	731,112	14,417,529
Ready Capital Corp.	435,148	6,579,438
Redwood Trust, Inc.	818,375	9,714,111
TPG RE Finance Trust, Inc.	455,029	5,988,182
Two Harbors Investment Corp. (b)	2,263,745	14,510,605
		272,270,695
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (a)	422,676	20,225,047
Bridgewater Bancshares, Inc. (a)	155,714	2,525,681
Capitol Federal Financial, Inc.	917,234	10,172,125
Columbia Financial, Inc. (a)	296,931	5,356,635
Essent Group Ltd.	818,144	36,955,564
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	63,787	6,219,233
Finance of America Companies, Inc. (a)	249,713	1,610,649
Flagstar Bancorp, Inc.	384,120	17,577,331
FS Bancorp, Inc.	54,661	1,901,110
Hingham Institution for Savings	10,785	3,224,715
Home Bancorp, Inc.	58,788	2,064,635
Home Point Capital, Inc. (b)	62,000	308,760
HomeStreet, Inc.	149,450	5,635,760
Kearny Financial Corp.	537,112	6,461,457
Luther Burbank Corp.	107,710	1,395,922
Merchants Bancorp	74,354	2,724,331
Meridian Bancorp, Inc. Maryland	343,606	6,566,311
Meta Financial Group, Inc.	232,252	11,542,924
Mr. Cooper Group, Inc. (a)	522,856	19,439,786
NMI Holdings, Inc. (a)	623,211	13,723,106
Northfield Bancorp, Inc.	333,109	5,479,643
Northwest Bancshares, Inc.	891,065	11,860,075
Ocwen Financial Corp. (a)(b)	56,510	1,477,737
PCSB Financial Corp.	97,393	1,756,970
Pennymac Financial Services, Inc.	261,357	16,436,742
Pioneer Bancorp, Inc. (a)(b)	79,763	922,858
Premier Financial Corp.	277,427	7,429,495
Provident Bancorp, Inc.	115,640	1,824,799
Provident Financial Services, Inc.	556,956	12,030,250
Radian Group, Inc.	1,415,054	31,951,919
Southern Missouri Bancorp, Inc.	56,019	2,514,133
Trustco Bank Corp., New York	137,105	4,610,841
Velocity Financial, Inc. (a)(b)	62,879	795,419
Walker & Dunlop, Inc.	214,286	22,174,315
Washington Federal, Inc.	526,328	16,984,605
Waterstone Financial, Inc.	152,381	3,006,477
WSFS Financial Corp. (b)	345,115	15,109,135
		331,996,495
TOTAL FINANCIALS		3,209,433,439
HEALTH CARE - 20.3%
Biotechnology - 9.4%
4D Molecular Therapeutics, Inc. (b)	71,904	1,788,252
89Bio, Inc. (a)(b)	70,958	1,111,202
ACADIA Pharmaceuticals, Inc. (a)	875,549	18,938,125
Adicet Bio, Inc. (a)	153,952	1,139,245
Adverum Biotechnologies, Inc. (a)(b)	647,164	1,469,062
Aeglea BioTherapeutics, Inc. (a)(b)	302,452	1,854,031
Affimed NV (a)	856,921	5,698,525
Agenus, Inc. (a)(b)	1,450,381	7,512,974
Agios Pharmaceuticals, Inc. (a)(b)	450,981	21,687,676
Akebia Therapeutics, Inc. (a)(b)	1,195,883	2,953,831
Akero Therapeutics, Inc. (a)(b)	183,752	3,939,643
Akouos, Inc. (a)(b)	172,132	1,871,075
Albireo Pharma, Inc. (a)(b)	122,592	3,507,357
Aldeyra Therapeutics, Inc. (a)	357,773	3,184,180
Alector, Inc. (a)	422,041	10,143,755
Aligos Therapeutics, Inc. (b)	138,013	2,010,849
Alkermes PLC (a)	1,174,110	30,374,226
Allakos, Inc. (a)	253,925	20,202,273
Allogene Therapeutics, Inc. (a)(b)	497,614	10,922,627
Allovir, Inc. (a)(b)	214,494	4,105,415
Alpine Immune Sciences, Inc. (a)(b)	89,400	790,296
Altimmune, Inc. (a)(b)	239,499	2,172,256
ALX Oncology Holdings, Inc. (a)(b)	129,434	7,579,655
Amicus Therapeutics, Inc. (a)	1,930,982	17,938,823
AnaptysBio, Inc. (a)(b)	140,275	3,223,520
Anavex Life Sciences Corp. (a)(b)	456,103	8,187,049
Anika Therapeutics, Inc. (a)(b)	105,129	4,218,827
Annexon, Inc. (a)(b)	225,995	4,759,455
Apellis Pharmaceuticals, Inc. (a)	474,720	30,377,333
Applied Molecular Transport, Inc. (a)(b)	180,493	5,059,219
Applied Therapeutics, Inc. (a)(b)	129,343	2,225,993
AquaBounty Technologies, Inc. (a)(b)	397,399	1,967,125
Arbutus Biopharma Corp. (a)(b)	590,832	1,589,338
Arcturus Therapeutics Holdings, Inc. (a)(b)	155,621	4,872,494
Arcus Biosciences, Inc. (a)(b)	333,519	10,475,832
Arcutis Biotherapeutics, Inc. (a)(b)	200,048	4,667,120
Ardelyx, Inc. (a)(b)	623,219	1,084,401
Arena Pharmaceuticals, Inc. (a)	444,139	27,474,439
Arrowhead Pharmaceuticals, Inc. (a)	743,031	51,484,618
Atara Biotherapeutics, Inc. (a)	605,072	7,714,668
Athenex, Inc. (a)(b)	640,174	2,413,456
Athersys, Inc. (a)(b)	1,464,245	2,386,719
Atossa Therapeutics, Inc. (a)(b)	857,238	2,563,142
Atreca, Inc. (a)(b)	188,883	1,036,968
Avid Bioservices, Inc. (a)	444,897	11,411,608
Avidity Biosciences, Inc. (a)(b)	222,466	4,295,818
Avita Medical, Inc. (a)(b)	174,571	3,234,801
AVROBIO, Inc. (a)(b)	267,593	1,969,484
Beam Therapeutics, Inc. (a)(b)	344,385	31,683,420
BeyondSpring, Inc. (a)(b)	164,964	1,570,457
BioAtla, Inc. (b)	89,787	3,680,369
BioCryst Pharmaceuticals, Inc. (a)(b)	1,302,148	20,990,626
Biohaven Pharmaceutical Holding Co. Ltd. (a)	395,992	49,898,952
Biomea Fusion, Inc. (a)(b)	63,925	843,171
BioXcel Therapeutics, Inc. (a)(b)	108,933	2,787,595
Black Diamond Therapeutics, Inc. (a)(b)	160,865	1,537,869
bluebird bio, Inc. (a)(b)	493,279	12,534,219
Blueprint Medicines Corp. (a)	429,440	37,734,893
Bolt Biotherapeutics, Inc. (b)	84,865	946,245
BridgeBio Pharma, Inc. (a)(b)	786,933	42,061,569
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	175,868	2,020,723
C4 Therapeutics, Inc. (b)	252,773	10,904,627
Cardiff Oncology, Inc. (a)(b)	267,713	1,424,233
CareDx, Inc. (a)	368,628	30,979,497
Catalyst Pharmaceutical Partners, Inc. (a)(b)	741,058	4,327,779
Cel-Sci Corp. (a)(b)	257,148	2,064,898
Celcuity, Inc. (a)(b)	57,842	1,139,487
Celldex Therapeutics, Inc. (a)	286,944	12,553,800
Cerevel Therapeutics Holdings (a)	259,776	6,400,881
ChemoCentryx, Inc. (a)(b)	395,963	5,852,333
Chimerix, Inc. (a)	537,615	3,564,387
Chinook Therapeutics, Inc. (a)	230,859	3,008,093
Chinook Therapeutics, Inc. rights (a)(c)	86,210	4,311
Clene, Inc. (a)(b)	170,491	1,466,223
Clovis Oncology, Inc. (a)(b)	736,219	3,555,938
Codiak Biosciences, Inc. (b)	118,430	2,048,839
Cogent Biosciences, Inc. (a)(b)	269,701	1,618,206
Coherus BioSciences, Inc. (a)(b)	474,111	6,187,149
Cortexyme, Inc. (a)(b)	145,719	8,234,581
Crinetics Pharmaceuticals, Inc. (a)(b)	262,461	4,719,049
Cue Biopharma, Inc. (a)(b)	225,391	2,348,574
Cullinan Oncology, Inc.	97,014	2,224,531
Curis, Inc. (a)(b)	633,561	4,808,728
Cytokinetics, Inc. (a)(b)	566,480	16,813,126
CytomX Therapeutics, Inc. (a)(b)	478,725	2,589,902
Deciphera Pharmaceuticals, Inc. (a)(b)	292,061	8,904,940
Denali Therapeutics, Inc. (a)(b)	667,191	34,046,757
DermTech, Inc. (a)(b)	174,925	5,887,976
Design Therapeutics, Inc. (a)	100,321	1,552,969
Dicerna Pharmaceuticals, Inc. (a)	505,318	18,954,478
Dynavax Technologies Corp. (a)(b)	801,643	7,487,346
Dyne Therapeutics, Inc. (b)	216,284	3,908,252
Eagle Pharmaceuticals, Inc. (a)(b)	82,041	3,814,907
Editas Medicine, Inc. (a)(b)	501,317	20,985,130
Eiger Biopharmaceuticals, Inc. (a)(b)	235,707	1,876,228
Emergent BioSolutions, Inc. (a)	359,154	23,668,249
Enanta Pharmaceuticals, Inc. (a)(b)	137,786	5,821,459
Epizyme, Inc. (a)(b)	658,130	4,363,402
Esperion Therapeutics, Inc. (a)(b)	191,463	2,946,616
Evelo Biosciences, Inc. (a)(b)	225,364	2,075,602
Fate Therapeutics, Inc. (a)	588,480	48,726,144
FibroGen, Inc. (a)(b)	634,151	8,243,963
Finch Therapeutics Group, Inc. (a)(b)	56,961	750,176
Flexion Therapeutics, Inc. (a)(b)	355,306	2,106,965
Foghorn Therapeutics, Inc. (b)	143,011	1,297,110
Forma Therapeutics Holdings, Inc. (a)(b)	232,415	5,319,979
Forte Biosciences, Inc. (a)(b)	83,021	2,487,309
Fortress Biotech, Inc. (a)(b)	532,407	1,655,786
Frequency Therapeutics, Inc. (a)(b)	239,257	1,993,011
G1 Therapeutics, Inc. (a)(b)	287,647	4,979,170
Gemini Therapeutics, Inc. (b)	162,204	660,170
Generation Bio Co. (a)(b)	321,483	6,989,040
Geron Corp. (a)(b)	2,118,699	2,584,813
Global Blood Therapeutics, Inc. (a)(b)	439,638	12,015,307
Gossamer Bio, Inc. (a)(b)	449,735	3,534,917
Greenwich Lifesciences, Inc. (b)	29,676	1,171,312
Gritstone Bio, Inc. (a)(b)	305,156	2,038,442
Gt Biopharma, Inc. (a)	177,272	1,763,856
Halozyme Therapeutics, Inc. (a)	1,035,381	42,792,297
Harpoon Therapeutics, Inc. (a)	139,497	1,365,676
Heron Therapeutics, Inc. (a)(b)	679,081	8,393,441
Homology Medicines, Inc. (a)(b)	318,308	2,024,439
Hookipa Pharma, Inc. (a)(b)	141,275	1,092,056
Humanigen, Inc. (a)(b)	330,181	5,322,518
iBio, Inc. (a)	1,605,099	1,990,323
Ideaya Biosciences, Inc. (a)(b)	205,789	5,041,831
IGM Biosciences, Inc. (a)(b)	58,760	3,996,268
Immunic, Inc. (a)	114,971	1,015,194
ImmunityBio, Inc. (a)(b)	491,364	5,385,349
ImmunoGen, Inc. (a)	1,437,125	8,062,271
Immunovant, Inc. (a)(b)	274,667	2,873,017
Impel Neuropharma, Inc. (a)(b)	39,903	561,036
Infinity Pharmaceuticals, Inc. (a)(b)	637,052	1,350,550
Inhibrx, Inc. (a)	204,514	5,820,468
Inovio Pharmaceuticals, Inc. (a)(b)	1,510,788	12,690,619
Inozyme Pharma, Inc. (a)(b)	104,331	1,749,631
Insmed, Inc. (a)	758,001	18,646,825
Instil Bio, Inc. (a)(b)	130,227	1,959,916
Intellia Therapeutics, Inc. (a)(b)	496,715	70,459,023
Intercept Pharmaceuticals, Inc. (a)(b)	204,560	3,534,797
Invitae Corp. (a)(b)	1,470,434	41,157,448
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,056,439	14,018,946
iTeos Therapeutics, Inc. (a)	146,690	3,524,961
Iveric Bio, Inc. (a)	660,517	5,700,262
Jounce Therapeutics, Inc. (a)	243,130	1,225,375
Kadmon Holdings, Inc. (a)(b)	1,249,324	4,697,458
Kalvista Pharmaceuticals, Inc. (a)	141,937	2,858,611
Karuna Therapeutics, Inc. (a)	161,627	18,461,036
Karyopharm Therapeutics, Inc. (a)(b)	531,070	4,423,813
Keros Therapeutics, Inc. (a)(b)	112,867	4,153,506
Kezar Life Sciences, Inc. (a)	243,319	1,184,964
Kiniksa Pharmaceuticals Ltd. (a)(b)	211,926	3,248,826
Kinnate Biopharma, Inc. (b)	97,010	2,093,476
Kodiak Sciences, Inc. (a)(b)	245,211	20,558,490
Kronos Bio, Inc. (b)	281,218	5,750,908
Krystal Biotech, Inc. (a)(b)	130,796	7,643,718
Kura Oncology, Inc. (a)	464,250	8,792,895
Kymera Therapeutics, Inc. (a)(b)	212,635	12,796,374
Lexicon Pharmaceuticals, Inc. (a)(b)	506,204	1,791,962
Ligand Pharmaceuticals, Inc. Class B (a)(b)	109,943	12,479,630
Lineage Cell Therapeutics, Inc. (a)(b)	897,173	2,359,565
Macrogenics, Inc. (a)	433,278	10,814,619
Madrigal Pharmaceuticals, Inc. (a)(b)	81,151	7,086,105
Magenta Therapeutics, Inc. (a)	218,269	1,554,075
MannKind Corp. (a)(b)	1,809,935	7,420,734
MEI Pharma, Inc. (a)(b)	800,840	2,162,268
MeiraGTx Holdings PLC (a)(b)	227,620	3,184,404
Mersana Therapeutics, Inc. (a)	504,754	5,552,294
MiMedx Group, Inc. (a)(b)	813,823	9,977,470
Mirum Pharmaceuticals, Inc. (a)	30,501	440,739
Molecular Templates, Inc. (a)(b)	275,698	1,929,886
Morphic Holding, Inc. (a)	152,859	8,807,736
Mustang Bio, Inc. (a)	501,066	1,448,081
Myriad Genetics, Inc. (a)	559,096	17,684,206
Neoleukin Therapeutics, Inc. (a)(b)	259,877	1,816,540
Neximmune, Inc. (b)	47,903	511,604
Nkarta, Inc. (a)(b)	101,638	3,228,023
Nurix Therapeutics, Inc. (a)(b)	229,690	7,060,671
Ocugen, Inc. (a)(b)	1,356,685	9,103,356
Olema Pharmaceuticals, Inc. (b)	88,493	2,077,816
OncoCyte Corp. (a)(b)	535,278	2,751,329
Oncorus, Inc. (a)(b)	149,242	1,913,282
Oncternal Therapeutics, Inc. (a)(b)	331,930	1,294,527
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,881,823	9,913,471
Organogenesis Holdings, Inc. Class A (a)(b)	283,992	4,356,437
ORIC Pharmaceuticals, Inc. (a)(b)	212,572	3,539,324
Outlook Therapeutics, Inc. (a)	650,346	1,469,782
Oyster Point Pharma, Inc. (a)(b)	79,932	1,139,031
Passage Bio, Inc. (a)(b)	271,610	3,204,998
PMV Pharmaceuticals, Inc. (b)	192,302	6,540,191
Portage Biotech, Inc. (a)(b)	27,210	411,959
Poseida Therapeutics, Inc. (a)(b)	207,640	1,683,960
Praxis Precision Medicines, Inc.	175,928	2,744,477
Precigen, Inc. (a)(b)	695,967	3,820,859
Precision BioSciences, Inc. (a)(b)	348,756	3,438,734
Prelude Therapeutics, Inc. (b)	78,334	2,509,821
Prometheus Biosciences, Inc. (a)(b)	84,012	1,761,732
Protagonist Therapeutics, Inc. (a)	302,786	14,966,712
Prothena Corp. PLC (a)(b)	250,243	12,537,174
PTC Therapeutics, Inc. (a)	507,567	19,455,043
Puma Biotechnology, Inc. (a)(b)	235,806	1,773,261
Radius Health, Inc. (a)(b)	345,685	5,230,214
RAPT Therapeutics, Inc. (a)	131,340	4,028,198
Recursion Pharmaceuticals, Inc. (a)(b)	154,957	4,702,945
REGENXBIO, Inc. (a)	289,922	9,370,279
Relay Therapeutics, Inc. (a)(b)	426,900	13,848,636
Reneo Pharmaceuticals, Inc. (a)(b)	47,369	387,952
Replimune Group, Inc. (a)(b)	195,318	6,392,758
Revolution Medicines, Inc. (a)(b)	434,865	12,454,534
Rhythm Pharmaceuticals, Inc. (a)(b)	323,626	5,595,494
Rigel Pharmaceuticals, Inc. (a)(b)	1,288,251	5,153,004
Rocket Pharmaceuticals, Inc. (a)(b)	291,134	10,428,420
Rubius Therapeutics, Inc. (a)(b)	331,071	7,114,716
Sana Biotechnology, Inc. (b)	197,200	3,212,388
Sangamo Therapeutics, Inc. (a)(b)	866,151	8,297,727
Scholar Rock Holding Corp. (a)(b)	202,693	6,334,156
Selecta Biosciences, Inc. (a)	669,651	2,316,992
Sensei Biotherapeutics, Inc. (b)	57,898	456,815
Seres Therapeutics, Inc. (a)(b)	510,662	3,625,700
Sesen Bio, Inc. (a)	1,246,370	4,648,960
Shattuck Labs, Inc. (b)	192,391	4,240,298
Sigilon Therapeutics, Inc.	56,135	282,920
Silverback Therapeutics, Inc. (b)	91,524	2,771,347
Solid Biosciences, Inc. (a)	439,271	1,225,566
Sorrento Therapeutics, Inc. (a)(b)	1,998,281	16,405,887
Spectrum Pharmaceuticals, Inc. (a)(b)	1,123,233	3,616,810
Spero Therapeutics, Inc. (a)(b)	178,707	2,383,951
Springworks Therapeutics, Inc. (a)(b)	212,782	18,235,417
Spruce Biosciences, Inc. (b)	59,121	544,504
SQZ Biotechnologies Co. (b)	169,632	2,052,547
Stoke Therapeutics, Inc. (a)(b)	136,331	3,903,157
Summit Therapeutics, Inc. (a)(b)	165,782	1,215,182
Surface Oncology, Inc. (a)(b)	247,801	1,489,284
Sutro Biopharma, Inc. (a)(b)	317,254	5,402,836
Syndax Pharmaceuticals, Inc. (a)(b)	328,564	4,790,463
Syros Pharmaceuticals, Inc. (a)	440,938	2,037,134
Talaris Therapeutics, Inc. (a)	66,124	913,172
Taysha Gene Therapies, Inc. (b)	162,595	2,811,268
TCR2 Therapeutics, Inc. (a)	218,275	2,715,341
TG Therapeutics, Inc. (a)(b)	938,777	32,847,807
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
TONIX Pharmaceuticals Holding (a)	2,378,711	1,703,157
Translate Bio, Inc. (a)(b)	492,440	13,611,042
Travere Therapeutics, Inc. (a)	426,135	5,859,356
Trevena, Inc. (a)	1,211,249	1,610,961
Trillium Therapeutics, Inc. (a)	718,907	4,694,463
Turning Point Therapeutics, Inc. (a)	335,165	21,390,230
Twist Bioscience Corp. (a)(b)	346,757	42,668,449
UroGen Pharma Ltd. (a)(b)	144,312	2,236,836
Vanda Pharmaceuticals, Inc. (a)	404,625	6,599,434
Vaxart, Inc. (a)(b)	876,639	6,303,034
Vaxcyte, Inc. (a)(b)	290,496	6,297,953
VBI Vaccines, Inc. (a)(b)	1,387,204	4,133,868
Veracyte, Inc. (a)(b)	495,915	22,097,972
Verastem, Inc. (a)	1,279,244	4,131,958
Vericel Corp. (a)(b)	341,552	18,081,763
Viking Therapeutics, Inc. (a)(b)	495,098	3,044,853
Vincerx Pharma, Inc. (a)(b)	33,836	448,327
Vir Biotechnology, Inc. (a)(b)	441,090	15,724,859
Viracta Therapeutics, Inc. (a)(b)	266,639	2,805,042
VistaGen Therapeutics, Inc. (a)	1,416,054	3,766,704
Vor Biopharma, Inc. (a)(b)	81,992	1,026,540
Werewolf Therapeutics, Inc. (a)(b)	55,945	974,562
Xbiotech, Inc.	122,613	1,986,331
Xencor, Inc. (a)(b)	409,530	12,605,333
XOMA Corp. (a)(b)	45,182	1,463,897
Y-mAbs Therapeutics, Inc. (a)(b)	255,369	8,452,714
Zentalis Pharmaceuticals, Inc. (a)(b)	241,767	12,864,422
ZIOPHARM Oncology, Inc. (a)(b)	1,530,488	3,474,208
		2,025,009,388
Health Care Equipment & Supplies - 3.7%
Accelerate Diagnostics, Inc. (a)(b)	245,527	1,831,631
Accuray, Inc. (a)(b)	686,993	2,816,671
Acutus Medical, Inc. (a)	118,612	1,826,625
Alphatec Holdings, Inc. (a)(b)	506,800	7,470,232
Angiodynamics, Inc. (a)	270,230	7,196,225
Apyx Medical Corp. (a)	229,487	2,065,383
Asensus Surgical, Inc. (a)(b)	1,710,701	4,003,040
Aspira Women's Health, Inc. (a)(b)	539,139	2,415,343
Atricure, Inc. (a)	327,858	27,690,887
Atrion Corp. (b)	10,179	6,401,980
Avanos Medical, Inc. (a)(b)	350,886	13,312,615
AxoGen, Inc. (a)	282,506	5,754,647
Axonics Modulation Technologies, Inc. (a)(b)	306,495	20,826,335
BioLife Solutions, Inc. (a)	180,330	8,457,477
Bioventus, Inc. (b)	64,187	1,000,675
Butterfly Network, Inc. Class A (a)(b)	241,221	2,590,714
Cardiovascular Systems, Inc. (a)	286,169	11,529,749
Cerus Corp. (a)(b)	1,236,948	6,234,218
ClearPoint Neuro, Inc. (a)(b)	138,902	3,087,791
CONMED Corp. (b)	212,872	29,363,564
Cryolife, Inc. (a)(b)	275,219	7,430,913
CryoPort, Inc. (a)(b)	297,798	18,380,093
Cutera, Inc. (a)(b)	129,338	6,719,109
CytoSorbents Corp. (a)(b)	311,131	2,367,707
DarioHealth Corp. (a)	100,893	1,497,252
Eargo, Inc. (a)(b)	142,777	5,139,972
Glaukos Corp. (a)	328,005	16,728,255
Haemonetics Corp. (a)	369,226	22,445,249
Heska Corp. (a)(b)	69,947	16,836,243
Inari Medical, Inc. (a)	250,887	22,527,144
Inogen, Inc. (a)	143,019	11,408,626
Integer Holdings Corp. (a)	240,419	23,534,616
Intersect ENT, Inc. (a)	243,897	5,694,995
Invacare Corp. (a)(b)	237,962	1,720,465
IRadimed Corp. (a)(b)	45,575	1,534,055
iRhythm Technologies, Inc. (a)	216,740	11,079,749
Lantheus Holdings, Inc. (a)	490,988	12,849,156
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	130,940	7,130,992
LivaNova PLC (a)	358,403	30,930,179
Meridian Bioscience, Inc. (a)(b)	312,916	6,414,778
Merit Medical Systems, Inc. (a)(b)	376,767	26,407,599
Mesa Laboratories, Inc. (b)	35,280	10,390,313
Misonix, Inc. (a)(b)	91,425	2,426,420
Natus Medical, Inc. (a)	247,341	6,604,005
Neogen Corp. (a)	789,178	34,376,594
Neuronetics, Inc. (a)	186,379	2,471,386
NeuroPace, Inc. (a)(b)	51,431	1,095,480
Nevro Corp. (a)	253,383	39,274,365
NuVasive, Inc. (a)	377,627	24,149,247
OraSure Technologies, Inc. (a)(b)	519,360	6,123,254
Ortho Clinical Diagnostics Holdings PLC	647,100	14,540,337
Orthofix International NV (a)	137,704	5,472,357
OrthoPediatrics Corp. (a)(b)	101,087	6,352,307
Outset Medical, Inc.	335,887	13,757,932
PAVmed, Inc. (a)(b)	520,664	3,576,962
Pulmonx Corp. (b)	186,770	7,407,298
Pulse Biosciences, Inc. (a)(b)	101,986	2,090,713
Quotient Ltd. (a)(b)	578,118	1,971,382
Retractable Technologies, Inc. (a)(b)	130,298	1,533,607
Seaspine Holdings Corp. (a)	233,617	4,576,557
Senseonics Holdings, Inc. (a)(b)	3,054,186	9,376,351
Shockwave Medical, Inc. (a)	247,676	45,077,032
SI-BONE, Inc. (a)	236,736	7,182,570
Sientra, Inc. (a)(b)	421,493	3,477,317
Silk Road Medical, Inc. (a)(b)	249,976	12,543,796
Soliton, Inc. (a)	67,310	1,476,108
Staar Surgical Co. (a)	344,664	44,089,419
Stereotaxis, Inc. (a)	360,110	3,280,602
SurModics, Inc. (a)	99,592	5,488,515
Tactile Systems Technology, Inc. (a)	141,036	6,907,943
Talis Biomedical Corp. (b)	108,028	1,112,688
TransMedics Group, Inc. (a)	190,691	5,438,507
Treace Medical Concepts, Inc. (a)	80,908	2,448,276
Utah Medical Products, Inc. (b)	24,441	2,185,025
Vapotherm, Inc. (a)(b)	168,205	4,349,781
Varex Imaging Corp. (a)(b)	278,621	7,606,353
ViewRay, Inc. (a)(b)	998,484	6,629,934
Zynex, Inc. (a)(b)	145,237	2,017,342
		783,531,029
Health Care Providers & Services - 3.2%
1Life Healthcare, Inc. (a)(b)	853,376	23,075,287
Accolade, Inc. (a)(b)	369,923	17,316,096
AdaptHealth Corp. (a)	580,156	12,989,693
Addus HomeCare Corp. (a)	113,954	9,890,068
Agiliti, Inc. (a)(b)	164,504	3,222,633
Alignment Healthcare, Inc. (a)	193,293	4,026,293
AMN Healthcare Services, Inc. (a)	345,115	34,704,764
Apollo Medical Holdings, Inc. (a)(b)	265,875	23,495,374
Apria, Inc.	55,259	1,742,316
Aveanna Healthcare Holdings, Inc. (a)(b)	284,547	2,942,216
Biodesix, Inc. (a)(b)	93,046	873,702
Brookdale Senior Living, Inc. (a)	1,356,089	10,197,789
Castle Biosciences, Inc. (a)(b)	157,263	10,984,821
Community Health Systems, Inc. (a)	910,073	12,122,172
Corvel Corp. (a)	64,010	9,013,888
Covetrus, Inc. (a)	757,294	19,280,705
Cross Country Healthcare, Inc. (a)	262,296	4,306,900
Exagen, Inc. (a)	81,072	966,378
Fulgent Genetics, Inc. (a)(b)	148,798	13,726,616
Hanger, Inc. (a)	275,047	6,749,653
HealthEquity, Inc. (a)	600,178	44,401,168
InfuSystems Holdings, Inc. (a)	133,972	2,444,989
Innovage Holding Corp. (a)	136,537	2,302,014
LHC Group, Inc. (a)	224,458	48,298,872
Magellan Health Services, Inc. (a)	171,249	16,152,206
MEDNAX, Inc. (a)(b)	553,934	16,130,558
Modivcare, Inc. (a)	91,070	15,481,900
National Healthcare Corp.	90,387	7,018,551
National Research Corp. Class A	103,931	5,485,478
Ontrak, Inc. (a)(b)	64,044	1,729,828
Option Care Health, Inc. (a)	815,090	16,888,665
Owens & Minor, Inc.	530,863	24,552,414
Patterson Companies, Inc.	626,727	19,510,012
Pennant Group, Inc. (a)	189,226	6,475,314
PetIQ, Inc. Class A (a)(b)	193,387	6,838,164
Privia Health Group, Inc. (a)(b)	143,940	5,973,510
Progyny, Inc. (a)	465,444	25,920,576
R1 RCM, Inc. (a)	963,721	20,633,267
RadNet, Inc. (a)	328,660	12,074,968
Select Medical Holdings Corp.	809,527	31,935,840
Sharps Compliance Corp. (a)(b)	110,095	1,098,748
SOC Telemed, Inc. Class A (a)(b)	306,570	1,407,156
Surgery Partners, Inc. (a)(b)	230,660	12,584,810
Tenet Healthcare Corp. (a)(b)	779,022	55,964,940
The Ensign Group, Inc. (b)	385,245	32,772,792
The Joint Corp. (a)(b)	100,898	7,969,933
Tivity Health, Inc. (a)	317,431	7,961,169
Triple-S Management Corp. (a)(b)	169,969	4,135,346
U.S. Physical Therapy, Inc.	94,295	11,141,897
Viemed Healthcare, Inc. (a)	271,799	1,891,721
		688,804,170
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	1,024,436	17,497,367
American Well Corp. (b)	1,423,771	16,586,932
Castlight Health, Inc. Class B (a)(b)	878,993	2,048,054
Computer Programs & Systems, Inc. (b)	104,774	3,307,715
Evolent Health, Inc. (a)(b)	567,949	13,028,750
Forian, Inc. (a)(b)	134,352	1,434,879
Health Catalyst, Inc. (a)(b)	326,357	18,948,287
HealthStream, Inc. (a)	182,180	5,321,478
iCAD, Inc. (a)	161,909	2,373,586
Inovalon Holdings, Inc. Class A (a)	554,369	20,999,498
Inspire Medical Systems, Inc. (a)	197,264	36,130,874
MultiPlan Corp. Class A (a)(b)	2,923,433	23,533,636
NantHealth, Inc. (a)(b)	195,483	390,966
Nextgen Healthcare, Inc. (a)	416,021	6,747,861
Omnicell, Inc. (a)	315,468	46,216,062
OptimizeRx Corp. (a)(b)	125,768	6,951,197
Phreesia, Inc. (a)	280,245	19,154,746
Schrodinger, Inc. (a)(b)	333,330	22,556,441
Simulations Plus, Inc. (b)	113,314	5,347,288
Tabula Rasa HealthCare, Inc. (a)(b)	164,564	7,069,669
Vocera Communications, Inc. (a)(b)	250,326	10,503,679
		286,148,965
Life Sciences Tools & Services - 1.0%
Akoya Biosciences, Inc. (a)	56,507	979,831
Berkeley Lights, Inc. (a)(b)	351,392	16,016,447
BioNano Genomics, Inc. (a)(b)	2,060,312	12,217,650
ChromaDex, Inc. (a)(b)	348,249	3,026,284
Codexis, Inc. (a)(b)	445,210	9,420,644
Fluidigm Corp. (a)(b)	545,955	4,045,527
Harvard Bioscience, Inc. (a)(b)	290,604	2,292,866
Inotiv, Inc. (a)(b)	95,897	2,504,830
Medpace Holdings, Inc. (a)	213,339	37,534,864
Nanostring Technologies, Inc. (a)	331,930	20,559,744
NeoGenomics, Inc. (a)(b)	830,010	38,263,461
Pacific Biosciences of California, Inc. (a)	1,425,089	45,816,611
Personalis, Inc. (a)(b)	263,493	5,530,718
Quanterix Corp. (a)	227,228	12,077,168
Seer, Inc. (b)	112,287	3,586,447
		213,873,092
Pharmaceuticals - 1.7%
9 Meters Biopharma, Inc. (a)(b)	1,562,125	1,687,095
Aclaris Therapeutics, Inc. (a)(b)	318,974	4,762,282
Aerie Pharmaceuticals, Inc. (a)(b)	308,165	4,862,844
Amneal Pharmaceuticals, Inc. (a)	740,268	3,649,521
Amphastar Pharmaceuticals, Inc. (a)(b)	269,486	5,645,732
Ampio Pharmaceuticals, Inc. (a)(b)	1,400,357	1,974,503
Angion Biomedica Corp. (b)	41,275	438,753
ANI Pharmaceuticals, Inc. (a)(b)	71,445	2,424,129
Antares Pharma, Inc. (a)	1,257,138	5,531,407
Arvinas Holding Co. LLC (a)	319,442	32,295,586
AstraZeneca PLC rights (a)(c)	1,000	0
Atea Pharmaceuticals, Inc.	476,029	11,919,766
Athira Pharma, Inc. (b)	232,701	2,236,257
Axsome Therapeutics, Inc. (a)(b)	202,158	9,822,857
Biodelivery Sciences International, Inc. (a)	693,482	2,607,492
Cara Therapeutics, Inc. (a)	326,867	3,912,598
Cassava Sciences, Inc. (a)(b)	280,289	19,488,494
Cerecor, Inc. (a)	375,658	999,250
Citius Pharmaceuticals, Inc. (a)(b)	826,775	1,562,605
Collegium Pharmaceutical, Inc. (a)(b)	262,273	6,527,975
Corcept Therapeutics, Inc. (a)	703,433	14,610,303
CorMedix, Inc. (a)(b)	282,121	1,639,123
CymaBay Therapeutics, Inc. (a)(b)	468,592	1,846,252
Durect Corp. (a)	1,650,169	2,326,738
Edgewise Therapeutics, Inc. (a)(b)	91,206	1,597,017
Endo International PLC (a)	1,684,409	8,523,110
Evolus, Inc. (a)(b)	240,344	2,600,522
Eyepoint Pharmaceuticals, Inc. (a)(b)	158,815	1,305,459
Fulcrum Therapeutics, Inc. (a)(b)	161,821	1,182,912
Harmony Biosciences Holdings, Inc. (a)	166,230	4,348,577
Ikena Oncology, Inc. (a)(b)	67,272	666,666
Innoviva, Inc. (a)(b)	453,108	6,425,071
Intra-Cellular Therapies, Inc. (a)	518,888	17,813,425
Kala Pharmaceuticals, Inc. (a)(b)	363,087	1,252,650
Kaleido Biosciences, Inc. (a)(b)	140,872	764,935
KemPharm, Inc. (a)(b)	212,048	2,139,564
Landos Biopharma, Inc. (b)	49,049	538,558
Marinus Pharmaceuticals, Inc. (a)(b)	266,981	3,924,621
Mind Medicine (MindMed), Inc. (a)(b)	2,374,200	7,265,052
NGM Biopharmaceuticals, Inc. (a)(b)	227,746	4,643,741
Nuvation Bio, Inc. (a)(b)	262,506	2,268,052
Ocular Therapeutix, Inc. (a)(b)	569,891	6,274,500
Omeros Corp. (a)(b)	437,650	6,345,925
Oramed Pharmaceuticals, Inc. (a)(b)	196,743	2,791,783
Pacira Biosciences, Inc. (a)(b)	319,814	18,853,035
Paratek Pharmaceuticals, Inc. (a)(b)	340,974	1,773,065
Phathom Pharmaceuticals, Inc. (a)(b)	146,339	4,697,482
Phibro Animal Health Corp. Class A	146,891	3,476,910
Pliant Therapeutics, Inc. (a)(b)	175,339	3,541,848
Prestige Brands Holdings, Inc. (a)	359,958	18,915,793
Provention Bio, Inc. (a)(b)	404,833	2,457,336
Rain Therapeutics, Inc. (a)(b)	54,583	908,807
Reata Pharmaceuticals, Inc. (a)(b)	200,509	25,125,783
Relmada Therapeutics, Inc. (a)(b)	106,261	2,762,786
Revance Therapeutics, Inc. (a)(b)	516,135	15,009,206
Seelos Therapeutics, Inc. (a)	557,224	1,253,754
SIGA Technologies, Inc. (a)	357,627	2,278,084
Supernus Pharmaceuticals, Inc. (a)(b)	361,057	9,506,631
Tarsus Pharmaceuticals, Inc. (a)(b)	61,154	1,380,246
Terns Pharmaceuticals, Inc. (b)	62,602	469,515
TherapeuticsMD, Inc. (a)(b)	2,650,665	2,650,665
Theravance Biopharma, Inc. (a)(b)	386,000	5,010,280
Verrica Pharmaceuticals, Inc. (a)(b)	93,780	1,003,446
WAVE Life Sciences (a)(b)	281,749	1,552,437
Zogenix, Inc. (a)(b)	413,073	6,695,913
		354,766,724
TOTAL HEALTH CARE		4,352,133,368
INDUSTRIALS - 14.5%
Aerospace & Defense - 0.8%
AAR Corp. (a)	251,961	9,010,125
Aerojet Rocketdyne Holdings, Inc.	548,467	25,876,673
AeroVironment, Inc. (a)(b)	165,781	16,760,459
AerSale Corp. (a)	66,112	752,355
Astronics Corp. (a)	173,949	2,971,049
Byrna Technologies, Inc. (a)(b)	73,965	1,775,160
Ducommun, Inc. (a)	83,153	4,486,104
Kaman Corp.	200,226	8,880,023
Kratos Defense & Security Solutions, Inc. (a)	905,575	24,631,640
Maxar Technologies, Inc. (b)	525,987	19,077,548
Moog, Inc. Class A	211,171	16,443,886
National Presto Industries, Inc.	36,974	3,567,252
PAE, Inc. (a)(b)	502,880	4,485,690
Park Aerospace Corp. (b)	141,867	2,113,818
Parsons Corp. (a)(b)	192,443	7,432,149
Triumph Group, Inc. (a)	381,348	7,264,679
Vectrus, Inc. (a)	83,371	3,775,873
		159,304,483
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	428,430	10,368,006
Atlas Air Worldwide Holdings, Inc. (a)	208,847	13,986,484
Echo Global Logistics, Inc. (a)	195,261	6,039,423
Forward Air Corp.	199,472	17,641,304
Hub Group, Inc. Class A (a)	241,739	16,022,461
Radiant Logistics, Inc. (a)	292,057	1,816,595
		65,874,273
Airlines - 0.3%
Allegiant Travel Co. (a)	110,579	21,023,279
Frontier Group Holdings, Inc. (a)	256,256	3,777,213
Hawaiian Holdings, Inc. (a)(b)	364,062	7,182,943
Mesa Air Group, Inc. (a)	255,272	2,277,026
SkyWest, Inc. (a)	364,081	14,741,640
Spirit Airlines, Inc. (a)	716,086	19,320,000
Sun Country Airlines Holdings, Inc. (a)(b)	127,089	4,129,122
		72,451,223
Building Products - 1.1%
AAON, Inc.	305,604	18,993,289
American Woodmark Corp. (a)	124,862	9,271,004
Apogee Enterprises, Inc. (b)	184,052	7,301,343
Caesarstone Sdot-Yam Ltd.	163,681	2,172,047
Cornerstone Building Brands, Inc. (a)	404,469	6,803,169
CSW Industrials, Inc.	99,195	11,733,777
Gibraltar Industries, Inc. (a)	241,014	17,998,926
Griffon Corp. (b)	343,400	7,939,408
Insteel Industries, Inc.	137,846	5,352,560
Jeld-Wen Holding, Inc. (a)	616,108	16,314,540
Masonite International Corp. (a)	179,784	20,344,357
PGT Innovations, Inc. (a)	435,074	9,823,971
Quanex Building Products Corp. (b)	247,423	6,145,987
Resideo Technologies, Inc. (a)	1,062,306	31,338,027
Simpson Manufacturing Co. Ltd.	320,384	36,036,792
UFP Industries, Inc.	444,353	32,997,654
View, Inc. Class A (a)(b)	616,662	3,755,472
		244,322,323
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	492,365	22,890,049
ACCO Brands Corp.	677,514	6,056,975
Brady Corp. Class A	345,861	18,911,679
BrightView Holdings, Inc. (a)	312,047	5,002,113
Casella Waste Systems, Inc. Class A (a)(b)	362,165	24,909,709
CECO Environmental Corp. (a)	229,015	1,612,266
Cimpress PLC (a)	128,514	13,140,557
CompX International, Inc. Class A	10,550	196,230
CoreCivic, Inc. (a)	872,635	8,970,688
Covanta Holding Corp.	872,184	17,530,898
Deluxe Corp. (b)	306,215	13,442,839
Ennis, Inc. (b)	180,491	3,568,307
Harsco Corp. (a)	578,782	11,645,094
Healthcare Services Group, Inc. (b)	545,677	14,242,170
Heritage-Crystal Clean, Inc. (a)	117,484	3,310,699
Herman Miller, Inc. (b)	543,649	23,458,454
HNI Corp. (b)	315,787	11,778,855
Interface, Inc. (b)	428,263	6,175,552
KAR Auction Services, Inc. (a)	908,706	14,975,475
Kimball International, Inc. Class B	256,596	3,176,658
Matthews International Corp. Class A	222,298	7,691,511
Montrose Environmental Group, Inc. (a)(b)	164,924	8,854,770
NL Industries, Inc. (b)	58,455	352,484
Pitney Bowes, Inc. (b)	1,291,128	10,329,024
R.R. Donnelley & Sons Co. (a)	526,420	3,221,690
SP Plus Corp. (a)	166,814	5,469,831
Steelcase, Inc. Class A	647,674	8,905,518
Team, Inc. (a)	195,194	1,204,347
Tetra Tech, Inc.	395,816	52,849,352
The Brink's Co.	357,384	27,504,273
U.S. Ecology, Inc. (a)	230,879	8,080,765
UniFirst Corp.	110,098	23,976,041
Viad Corp. (a)	147,772	6,775,346
VSE Corp.	76,557	3,831,678
		394,041,897
Construction & Engineering - 1.4%
Ameresco, Inc. Class A (a)(b)	227,576	15,595,783
API Group Corp. (a)(b)(d)	1,319,345	30,239,387
Arcosa, Inc.	355,308	19,456,666
Argan, Inc.	104,151	4,681,587
Comfort Systems U.S.A., Inc.	262,920	19,653,270
Concrete Pumping Holdings, Inc. (a)	194,076	1,688,461
Construction Partners, Inc. Class A (a)(b)	209,310	7,028,630
Dycom Industries, Inc. (a)	218,305	15,150,367
EMCOR Group, Inc.	396,853	48,340,664
Fluor Corp. (a)(b)	1,035,813	17,256,645
Granite Construction, Inc.	330,576	12,700,730
Great Lakes Dredge & Dock Corp. (a)	478,956	7,375,922
HC2 Holdings, Inc. (a)(b)	339,275	1,248,532
IES Holdings, Inc. (a)	64,447	3,506,561
Infrastructure and Energy Alternatives, Inc. (a)(b)	160,114	1,932,576
Matrix Service Co. (a)	186,520	2,034,933
MYR Group, Inc. (a)	122,595	11,723,760
Northwest Pipe Co. (a)	76,523	2,174,018
NV5 Global, Inc. (a)(b)	94,597	8,986,715
Primoris Services Corp.	395,362	11,821,324
Sterling Construction Co., Inc. (a)	206,438	4,533,378
Tutor Perini Corp. (a)	299,670	4,216,357
Willscot Mobile Mini Holdings (a)	1,377,581	39,550,351
		290,896,617
Electrical Equipment - 1.0%
Advent Technologies Holdings, Inc. Class A (a)(b)	122,512	954,368
Allied Motion Technologies, Inc. (b)	87,750	2,887,853
American Superconductor Corp. (a)(b)	200,310	2,814,356
Array Technologies, Inc.	940,856	12,739,190
Atkore, Inc. (a)	344,891	25,904,763
AZZ, Inc.	179,615	9,517,799
Babcock & Wilcox Enterprises, Inc. (a)(b)	409,098	2,929,142
Beam Global (a)(b)	66,759	2,040,823
Bloom Energy Corp. Class A (a)(b)	1,024,741	22,339,354
Encore Wire Corp.	147,278	11,551,014
EnerSys	314,778	31,055,997
Eos Energy Enterprises, Inc. (a)(b)	129,771	2,014,046
FTC Solar, Inc. (a)	138,772	1,407,148
FuelCell Energy, Inc. (a)(b)	2,384,718	15,095,265
GrafTech International Ltd.	1,246,415	14,171,739
Powell Industries, Inc.	63,808	1,856,175
Preformed Line Products Co.	21,204	1,452,898
Romeo Power, Inc. (a)(b)	307,037	2,164,611
Stem, Inc. (a)(b)	463,327	12,560,795
Thermon Group Holdings, Inc. (a)(b)	238,343	3,970,794
TPI Composites, Inc. (a)(b)	263,631	10,318,517
Vicor Corp. (a)(b)	156,812	18,129,035
		207,875,682
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	261,637	15,240,355
Machinery - 3.9%
AgEagle Aerial Systems, Inc. (a)(b)	496,746	1,977,049
Alamo Group, Inc. (b)	72,492	10,639,651
Albany International Corp. Class A	225,169	19,443,343
Altra Industrial Motion Corp.	476,507	29,867,459
Astec Industries, Inc.	165,908	10,171,819
Barnes Group, Inc.	345,513	17,507,144
Blue Bird Corp. (a)	113,316	2,832,900
Chart Industries, Inc. (a)(b)	267,932	41,650,029
CIRCOR International, Inc. (a)	135,540	4,180,054
Columbus McKinnon Corp. (NY Shares)	204,644	9,495,482
Commercial Vehicle Group, Inc. (a)	235,744	2,154,700
Desktop Metal, Inc. (a)(b)	616,815	5,551,335
Douglas Dynamics, Inc.	161,936	6,461,246
Energy Recovery, Inc. (a)	310,464	6,566,314
Enerpac Tool Group Corp. Class A (b)	439,103	11,271,774
EnPro Industries, Inc.	147,431	13,728,775
ESCO Technologies, Inc.	186,545	17,604,252
Evoqua Water Technologies Corp. (a)(b)	851,096	28,094,679
ExOne Co. (a)(b)	127,912	2,123,339
Federal Signal Corp.	442,911	17,543,705
Franklin Electric Co., Inc.	339,467	27,754,822
Gorman-Rupp Co.	164,384	5,866,865
Helios Technologies, Inc.	237,270	19,183,280
Hillenbrand, Inc.	551,676	24,990,923
Hydrofarm Holdings Group, Inc.	83,639	4,126,748
Hyliion Holdings Corp. Class A (a)(b)	864,080	8,381,576
Hyster-Yale Materials Handling Class A	73,571	5,270,626
John Bean Technologies Corp.	229,772	33,679,980
Kadant, Inc.	84,232	15,172,710
Kennametal, Inc.	608,999	22,076,214
Lindsay Corp. (b)	79,714	12,809,243
Luxfer Holdings PLC sponsored	206,525	4,306,046
Lydall, Inc. (a)	127,760	7,818,912
Manitowoc Co., Inc. (a)	254,614	5,894,314
Mayville Engineering Co., Inc. (a)(b)	64,143	1,126,993
Meritor, Inc. (a)(b)	510,878	12,429,662
Miller Industries, Inc.	79,454	2,980,320
Mueller Industries, Inc.	414,725	17,999,065
Mueller Water Products, Inc. Class A	1,147,141	17,000,630
Nikola Corp. (a)(b)	1,466,569	17,408,174
NN, Inc. (a)	311,095	2,127,890
Omega Flex, Inc. (b)	22,963	3,601,058
Park-Ohio Holdings Corp.	61,801	1,797,791
Proto Labs, Inc. (a)(b)	204,033	15,953,340
RBC Bearings, Inc. (a)	181,294	42,604,090
REV Group, Inc.	211,383	3,193,997
Rexnord Corp.	879,152	49,522,632
SPX Corp. (a)(b)	322,984	21,530,113
SPX Flow, Inc.	309,835	25,452,945
Standex International Corp.	86,068	7,918,256
Tennant Co.	133,257	10,543,294
Terex Corp.	500,510	23,984,439
The Greenbrier Companies, Inc. (b)	234,175	10,022,690
The Shyft Group, Inc. (b)	256,715	10,124,840
Titan International, Inc. (a)	374,568	3,228,776
TriMas Corp. (a)	313,624	10,261,777
Trinity Industries, Inc. (b)	623,616	16,906,230
Wabash National Corp. (b)	366,051	5,358,987
Watts Water Technologies, Inc. Class A	200,628	30,246,677
Welbilt, Inc. (a)	956,694	22,472,742
		841,994,716
Marine - 0.2%
Costamare, Inc.	386,975	4,194,809
Eagle Bulk Shipping, Inc. (a)(b)	60,965	2,542,241
Genco Shipping & Trading Ltd.	232,977	4,088,746
Matson, Inc.	315,202	21,156,358
Safe Bulkers, Inc. (a)	406,102	1,356,381
		33,338,535
Professional Services - 1.6%
Acacia Research Corp. (a)	351,249	1,981,044
ASGN, Inc. (a)	382,314	38,663,415
Atlas Technical Consultants, Inc. (a)(b)	99,222	892,006
Barrett Business Services, Inc.	56,259	4,118,721
CBIZ, Inc. (a)	362,967	11,738,353
CRA International, Inc. (b)	51,536	4,418,181
Exponent, Inc.	382,205	40,930,333
Forrester Research, Inc. (a)	82,738	3,876,275
Franklin Covey Co. (a)	93,984	3,438,875
GP Strategies Corp. (a)	91,586	1,863,775
Heidrick & Struggles International, Inc.	140,400	5,996,484
Hirequest, Inc. (b)	34,242	626,629
Huron Consulting Group, Inc. (a)	164,687	8,091,072
ICF International, Inc.	134,742	12,338,325
Insperity, Inc.	265,868	26,334,225
KBR, Inc.	1,038,133	40,175,747
Kelly Services, Inc. Class A (non-vtg.) (a)	252,513	5,535,085
Kforce, Inc.	150,165	9,374,801
Korn Ferry	391,520	26,913,085
ManTech International Corp. Class A	201,293	17,605,086
MISTRAS Group, Inc. (a)	145,150	1,524,075
Rekor Systems, Inc. (a)(b)	234,415	1,847,190
Resources Connection, Inc.	222,912	3,452,907
TriNet Group, Inc. (a)	297,359	24,674,850
TrueBlue, Inc. (a)	254,903	6,930,813
Upwork, Inc. (a)	855,860	44,324,989
Willdan Group, Inc. (a)(b)	81,467	3,360,514
		351,026,855
Road & Rail - 0.6%
ArcBest Corp.	186,677	11,034,477
Avis Budget Group, Inc. (a)	373,798	30,939,260
Covenant Transport Group, Inc. Class A (a)	90,544	1,902,329
Daseke, Inc. (a)	309,766	2,140,483
Heartland Express, Inc.	334,725	5,700,367
HyreCar, Inc. (a)(b)	131,764	2,303,235
Marten Transport Ltd.	436,428	6,904,291
P.A.M. Transportation Services, Inc. (a)	13,681	855,063
Saia, Inc. (a)	195,083	44,088,758
U.S. Xpress Enterprises, Inc. (a)(b)	198,158	1,729,919
Universal Logistics Holdings, Inc.	62,871	1,449,177
Werner Enterprises, Inc.	455,024	20,799,147
Yellow Corp. (a)(b)	372,024	1,934,525
		131,781,031
Trading Companies & Distributors - 1.3%
Alta Equipment Group, Inc. (a)	137,911	1,736,299
Applied Industrial Technologies, Inc.	284,673	25,535,168
Beacon Roofing Supply, Inc. (a)	413,304	22,103,498
BlueLinx Corp. (a)	66,689	2,864,959
Boise Cascade Co.	291,423	14,906,286
CAI International, Inc.	118,633	6,620,908
Custom Truck One Source, Inc. Class A (a)(b)	104,878	817,000
DXP Enterprises, Inc. (a)	130,058	4,246,394
EVI Industries, Inc. (a)(b)	42,564	1,146,674
GATX Corp. (b)	255,056	23,528,916
Global Industrial Co. (b)	92,089	3,639,357
GMS, Inc. (a)	316,632	15,556,130
H&E Equipment Services, Inc.	235,086	7,999,977
Herc Holdings, Inc. (a)	183,619	22,776,101
Karat Packaging, Inc. (a)(b)	33,260	740,035
Lawson Products, Inc. (a)	35,756	1,876,832
McGrath RentCorp.	177,339	13,906,924
MRC Global, Inc. (a)	588,163	5,393,455
NOW, Inc. (a)	810,409	7,998,737
Rush Enterprises, Inc. Class A	348,724	16,386,541
Textainer Group Holdings Ltd. (a)(b)	352,325	11,373,051
Titan Machinery, Inc. (a)	144,062	4,110,089
Transcat, Inc. (a)	51,149	3,265,864
Triton International Ltd.	486,057	25,658,949
Veritiv Corp. (a)	113,736	6,969,742
WESCO International, Inc. (a)	328,407	34,958,925
Willis Lease Finance Corp. (a)	19,228	799,885
		286,916,696
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	540,741	21,359,270
TOTAL INDUSTRIALS		3,116,423,956
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.7%
ADTRAN, Inc.	352,964	7,909,923
Aviat Networks, Inc. (a)	70,942	2,644,718
CalAmp Corp. (a)	252,937	3,068,126
Calix, Inc. (a)	401,655	18,789,421
Cambium Networks Corp. (a)	66,102	2,911,793
Casa Systems, Inc. (a)	227,640	1,709,576
Clearfield, Inc. (a)	84,010	3,656,115
Comtech Telecommunications Corp. (b)	184,107	4,597,152
Digi International, Inc. (a)	247,354	5,115,281
DZS, Inc. (a)	124,877	2,466,321
EchoStar Holding Corp. Class A (a)(b)	295,514	6,589,962
EMCORE Corp. (a)	270,601	2,365,053
Extreme Networks, Inc. (a)	908,077	9,997,928
Harmonic, Inc. (a)(b)	652,345	5,773,253
Infinera Corp. (a)(b)	1,307,651	12,958,821
Inseego Corp. (a)(b)	605,632	5,262,942
KVH Industries, Inc. (a)	103,396	1,170,443
NETGEAR, Inc. (a)(b)	219,443	7,515,923
NetScout Systems, Inc. (a)	506,556	14,568,551
Plantronics, Inc. (a)(b)	250,113	7,801,024
Ribbon Communications, Inc. (a)	526,742	3,639,787
Viavi Solutions, Inc. (a)	1,675,611	27,965,948
		158,478,061
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (b)	54,545	1,704,531
Advanced Energy Industries, Inc.	283,586	29,422,048
Aeva Technologies, Inc. (a)(b)	183,373	1,606,347
Akoustis Technologies, Inc. (a)(b)	327,585	3,171,023
Arlo Technologies, Inc. (a)	603,460	3,687,141
Badger Meter, Inc.	213,085	21,527,978
Belden, Inc.	322,693	15,811,957
Benchmark Electronics, Inc. (b)	254,022	6,706,181
CTS Corp. (b)	231,447	8,098,331
Daktronics, Inc. (a)	257,000	1,570,270
ePlus, Inc. (a)	96,778	8,948,094
Fabrinet (a)(b)	271,671	25,678,343
FARO Technologies, Inc. (a)	133,127	9,703,627
Identiv, Inc. (a)(b)	153,418	2,497,645
II-VI, Inc. (a)(b)	768,377	53,640,398
Insight Enterprises, Inc. (a)(b)	257,315	25,829,280
Iteris, Inc. (a)	313,604	1,953,753
Itron, Inc. (a)	330,843	32,627,737
Kimball Electronics, Inc. (a)	175,572	3,579,913
Knowles Corp. (a)(b)	651,372	13,053,495
Luna Innovations, Inc. (a)(b)	233,271	2,876,231
Methode Electronics, Inc. Class A	279,000	13,344,570
MicroVision, Inc. (a)(b)	1,160,459	15,979,520
Napco Security Technolgies, Inc. (a)(b)	106,819	3,776,052
nLIGHT, Inc. (a)(b)	313,665	10,881,039
Novanta, Inc. (a)	258,294	36,267,061
OSI Systems, Inc. (a)	121,977	12,203,799
Ouster, Inc. (a)(b)	215,826	1,983,441
Par Technology Corp. (a)(b)	173,967	10,620,685
PC Connection, Inc.	79,606	3,786,061
Plexus Corp. (a)	205,584	18,568,347
Rogers Corp. (a)	137,265	26,162,709
Sanmina Corp. (a)	469,135	18,024,167
ScanSource, Inc. (a)	183,762	5,069,994
TTM Technologies, Inc. (a)	759,176	10,620,872
Velodyne Lidar, Inc. (a)(b)	521,461	4,176,903
Vishay Intertechnology, Inc. (b)	980,457	21,697,513
Vishay Precision Group, Inc. (a)	89,212	3,241,072
		490,098,128
IT Services - 1.6%
BigCommerce Holdings, Inc. (a)(b)	344,826	22,330,932
BM Technologies, Inc.	30,744	308,362
Brightcove, Inc. (a)	298,622	3,425,194
Cantaloupe, Inc. (a)(b)	424,885	4,393,311
Cass Information Systems, Inc.	102,820	4,533,334
Conduent, Inc. (a)	1,231,439	8,262,956
CSG Systems International, Inc.	235,743	10,693,302
Digitalocean Holdings, Inc. (a)(b)	95,410	4,913,615
EVERTEC, Inc.	441,976	19,314,351
EVO Payments, Inc. Class A (a)	350,604	10,237,637
ExlService Holdings, Inc. (a)	240,864	27,270,622
GreenBox POS (a)(b)	130,305	1,150,593
GreenSky, Inc. Class A (a)	523,288	3,438,002
Grid Dynamics Holdings, Inc. (a)	225,111	4,738,587
Hackett Group, Inc.	184,277	3,302,244
i3 Verticals, Inc. Class A (a)(b)	156,216	4,986,415
IBEX Ltd. (a)(b)	43,466	896,704
International Money Express, Inc. (a)	243,573	3,943,447
Limelight Networks, Inc. (a)(b)	912,792	2,564,946
Liveramp Holdings, Inc. (a)	477,060	19,087,171
Marathon Digital Holdings, Inc. (a)(b)	700,483	19,354,345
Maximus, Inc.	450,119	40,060,591
MoneyGram International, Inc. (a)	573,118	5,926,040
Paya Holdings, Inc. (a)(b)	626,580	7,199,404
Perficient, Inc. (a)(b)	241,176	22,740,485
Priority Technology Holdings, Inc. (a)(b)	74,895	458,357
Rackspace Technology, Inc. (a)(b)	396,478	7,037,485
Repay Holdings Corp. (a)(b)	571,703	14,241,122
StarTek, Inc. (a)	120,964	849,167
Sykes Enterprises, Inc. (a)	281,422	15,101,105
Ttec Holdings, Inc. (b)	137,270	14,344,715
Tucows, Inc. (a)(b)	67,161	5,222,439
Unisys Corp. (a)	479,620	10,719,507
Verra Mobility Corp. (a)(b)	992,622	15,197,043
		338,243,530
Semiconductors & Semiconductor Equipment - 2.8%
Alpha & Omega Semiconductor Ltd. (a)	157,037	4,081,392
Ambarella, Inc. (a)(b)	255,784	25,192,166
Amkor Technology, Inc.	750,768	18,498,924
Atomera, Inc. (a)(b)	149,788	2,643,758
Axcelis Technologies, Inc. (a)	245,687	9,471,234
AXT, Inc. (a)(b)	295,669	3,015,824
CEVA, Inc. (a)	165,337	8,207,329
CMC Materials, Inc.	214,065	30,962,362
Cohu, Inc. (a)	353,238	12,508,158
Diodes, Inc. (a)	319,885	26,230,570
DSP Group, Inc. (a)	156,169	2,506,512
FormFactor, Inc. (a)	574,309	21,398,753
Ichor Holdings Ltd. (a)	205,890	10,617,747
Impinj, Inc. (a)	136,757	6,290,822
Kopin Corp. (a)	572,254	3,856,992
Kulicke & Soffa Industries, Inc.	448,668	24,389,592
Lattice Semiconductor Corp. (a)	997,411	56,603,074
MACOM Technology Solutions Holdings, Inc. (a)	355,979	21,971,024
MaxLinear, Inc. Class A (a)	513,426	24,762,536
NeoPhotonics Corp. (a)	371,830	3,606,751
NVE Corp. (b)	34,709	2,605,605
Onto Innovation, Inc. (a)	359,585	25,199,717
PDF Solutions, Inc. (a)	214,061	4,005,081
Photronics, Inc. (a)	448,250	5,993,103
Power Integrations, Inc.	443,846	43,048,624
Rambus, Inc. (a)	816,308	19,313,847
Semtech Corp. (a)	474,688	29,387,934
Silicon Laboratories, Inc. (a)	325,250	48,458,998
SiTime Corp. (a)(b)	94,554	12,825,305
SkyWater Technology, Inc. (a)(b)	57,845	998,405
SMART Global Holdings, Inc. (a)	103,530	4,849,345
SunPower Corp. (a)(b)	586,053	14,516,533
Synaptics, Inc. (a)(b)	258,610	39,288,031
Ultra Clean Holdings, Inc. (a)(b)	320,713	17,321,709
Veeco Instruments, Inc. (a)(b)	364,768	8,462,618
		593,090,375
Software - 6.1%
8x8, Inc. (a)	778,629	19,901,757
A10 Networks, Inc. (a)	445,254	5,685,894
ACI Worldwide, Inc. (a)	869,091	29,809,821
Agilysys, Inc. (a)	141,205	7,845,350
Alarm.com Holdings, Inc. (a)	348,777	29,025,222
Alkami Technology, Inc. (a)(b)	52,477	1,642,005
Altair Engineering, Inc. Class A (a)(b)	334,526	23,336,534
American Software, Inc. Class A	222,706	4,899,532
AppFolio, Inc. (a)(b)	137,810	19,513,896
Appian Corp. Class A (a)(b)	288,566	33,597,739
Asana, Inc. (a)(b)	542,007	38,515,017
Avaya Holdings Corp. (a)	601,281	14,563,026
Benefitfocus, Inc. (a)(b)	180,634	2,377,143
Blackbaud, Inc. (a)(b)	354,104	25,258,238
BlackLine, Inc. (a)(b)	394,173	45,089,449
Bottomline Technologies, Inc. (a)	326,290	13,169,064
Box, Inc. Class A (a)(b)	1,079,111	25,812,335
BTRS Holdings, Inc. (a)(b)	351,741	4,118,887
Cerence, Inc. (a)(b)	278,066	29,894,876
ChannelAdvisor Corp. (a)	217,533	5,066,344
Cleanspark, Inc. (a)(b)	242,191	3,269,579
Cloudera, Inc. (a)	1,702,012	27,010,930
CommVault Systems, Inc. (a)	311,313	23,532,150
Cornerstone OnDemand, Inc. (a)	462,135	22,154,752
Digimarc Corp. (a)(b)	92,714	2,660,892
Digital Turbine, Inc. (a)	620,758	39,076,716
Domo, Inc. Class B (a)	202,741	17,908,113
E2open Parent Holdings, Inc. (a)	306,626	3,081,591
Ebix, Inc. (b)	195,408	5,905,230
eGain Communications Corp. (a)	155,632	1,816,225
Envestnet, Inc. (a)(b)	399,454	30,050,924
GTY Technology Holdings, Inc. (a)(b)	238,487	1,650,330
Ideanomics, Inc. (a)(b)	3,005,646	7,123,381
Intelligent Systems Corp. (a)(b)	55,925	1,889,706
InterDigital, Inc.	222,296	14,647,083
j2 Global, Inc. (a)(b)	318,273	44,962,427
JFrog Ltd. (b)	379,773	16,641,653
LivePerson, Inc. (a)(b)	469,407	29,896,532
MicroStrategy, Inc. Class A (a)(b)	57,521	36,008,721
Mimecast Ltd. (a)	439,566	24,417,891
Mitek Systems, Inc. (a)(b)	312,136	6,901,327
Model N, Inc. (a)(b)	256,194	8,293,000
Momentive Global, Inc. (a)	942,505	19,792,605
ON24, Inc. (a)(b)	68,619	2,505,966
Onespan, Inc. (a)	257,407	6,350,231
Pagerduty, Inc. (a)(b)	593,471	24,088,988
Ping Identity Holding Corp. (a)(b)	320,605	7,075,752
Progress Software Corp.	323,810	14,762,498
PROS Holdings, Inc. (a)(b)	291,826	12,671,085
Q2 Holdings, Inc. (a)	401,784	41,508,305
QAD, Inc. Class A	88,201	7,651,437
Qualys, Inc. (a)(b)	249,760	25,365,626
Rapid7, Inc. (a)	401,514	45,672,218
Rimini Street, Inc. (a)	328,954	2,858,610
Riot Blockchain, Inc. (a)(b)	618,737	20,387,384
SailPoint Technologies Holding, Inc. (a)(b)	663,135	33,150,119
Sapiens International Corp. NV	232,037	5,849,653
SecureWorks Corp. (a)(b)	70,605	1,416,336
ShotSpotter, Inc. (a)(b)	63,908	2,920,596
Smith Micro Software, Inc. (a)	333,497	1,887,593
Sprout Social, Inc. (a)	324,539	28,832,045
SPS Commerce, Inc. (a)	266,731	29,060,342
Sumo Logic, Inc. (b)	597,255	12,333,316
Telos Corp.	127,717	3,578,630
Tenable Holdings, Inc. (a)	667,011	28,548,071
Upland Software, Inc. (a)	211,270	7,605,720
Varonis Systems, Inc. (a)	776,200	47,503,440
Verint Systems, Inc. (a)	473,479	20,203,349
Veritone, Inc. (a)(b)	210,248	4,347,929
Viant Technology, Inc. (b)	80,106	1,385,033
VirnetX Holding Corp. (a)(b)	442,140	1,812,774
Vonage Holdings Corp. (a)	1,773,612	25,291,707
Workiva, Inc. (a)(b)	308,354	40,015,099
Xperi Holding Corp.	773,021	16,055,646
Yext, Inc. (a)	817,788	10,655,778
Zix Corp. (a)(b)	401,037	2,971,684
Zuora, Inc. (a)(b)	772,765	13,361,107
		1,317,497,954
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	890,257	24,517,678
Avid Technology, Inc. (a)	266,431	9,961,855
Corsair Gaming, Inc. (b)	199,141	5,812,926
Diebold Nixdorf, Inc. (a)(b)	530,961	5,527,304
Eastman Kodak Co. (a)(b)	329,110	2,428,832
Quantum Corp. (a)	409,413	2,538,361
Super Micro Computer, Inc. (a)	317,850	12,091,014
Turtle Beach Corp. (a)(b)	110,697	3,420,537
		66,298,507
TOTAL INFORMATION TECHNOLOGY		2,963,706,555
MATERIALS - 3.9%
Chemicals - 1.9%
AdvanSix, Inc. (a)	199,193	6,663,006
American Vanguard Corp.	215,788	3,562,660
Amyris, Inc. (a)	1,224,708	17,856,243
Avient Corp.	667,014	32,363,519
Balchem Corp.	235,410	31,754,455
Cabot Corp.	408,655	22,500,544
Chase Corp.	53,750	6,263,488
Danimer Scientific, Inc. (a)(b)	506,398	8,446,719
Ferro Corp. (a)	593,932	12,353,786
FutureFuel Corp.	181,218	1,540,353
GCP Applied Technologies, Inc. (a)	365,382	8,495,132
H.B. Fuller Co.	381,128	24,628,491
Hawkins, Inc.	144,898	5,261,246
Ingevity Corp. (a)	294,952	25,053,223
Innospec, Inc.	179,420	15,869,699
Intrepid Potash, Inc. (a)	73,776	2,235,413
Koppers Holdings, Inc. (a)	151,540	4,653,793
Kraton Performance Polymers, Inc. (a)	230,504	8,802,948
Kronos Worldwide, Inc.	158,506	2,204,818
Livent Corp. (a)(b)	1,078,167	21,035,038
Marrone Bio Innovations, Inc. (a)	734,989	918,736
Minerals Technologies, Inc.	245,066	19,659,195
Orion Engineered Carbons SA (a)(b)	439,196	7,940,664
PQ Group Holdings, Inc.	368,547	5,734,591
PureCycle Technologies, Inc. (a)(b)	240,338	3,559,406
Quaker Chemical Corp. (b)	99,019	24,927,043
Rayonier Advanced Materials, Inc. (a)	456,675	3,183,025
Sensient Technologies Corp. (b)	308,839	26,924,584
Stepan Co.	156,316	18,437,472
Tredegar Corp. (b)	187,220	2,446,965
Trinseo SA (b)	283,127	15,390,784
Tronox Holdings PLC	844,441	15,563,048
Valhi, Inc.	16,391	403,874
Zymergen, Inc. (a)(b)	137,016	4,766,787
		411,400,748
Construction Materials - 0.2%
Forterra, Inc. (a)	216,312	5,102,800
Summit Materials, Inc. (a)(b)	863,127	29,001,067
U.S. Concrete, Inc. (a)	119,161	8,676,112
United States Lime & Minerals, Inc.	15,725	2,185,775
		44,965,754
Containers & Packaging - 0.3%
Greif, Inc.:
Class A (b)	223,210	13,530,990
Class B	6,092	370,881
Myers Industries, Inc.	265,359	5,620,304
O-I Glass, Inc. (a)	1,156,147	17,099,414
Pactiv Evergreen, Inc. (b)	314,907	4,556,704
Ranpak Holdings Corp. (A Shares) (a)(b)	260,463	6,673,062
UFP Technologies, Inc. (a)	51,223	3,062,111
		50,913,466
Metals & Mining - 1.3%
Allegheny Technologies, Inc. (a)(b)	929,297	19,078,467
Arconic Corp. (a)	809,259	29,084,768
Carpenter Technology Corp. (b)	351,752	13,419,339
Century Aluminum Co. (a)(b)	379,024	5,518,589
Coeur d'Alene Mines Corp. (a)(b)	1,776,962	13,398,293
Commercial Metals Co.	879,855	28,859,244
Compass Minerals International, Inc.	248,097	17,009,530
Constellium NV (a)	901,692	17,014,928
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gatos Silver, Inc. (b)	253,555	3,458,490
Haynes International, Inc.	91,363	3,447,126
Hecla Mining Co. (b)	3,899,424	26,087,147
Kaiser Aluminum Corp. (b)	115,321	14,032,259
Materion Corp.	148,984	10,631,498
MP Materials Corp. (a)(b)	534,919	20,123,653
Novagold Resources, Inc. (a)	1,728,472	13,516,651
Olympic Steel, Inc. (b)	69,508	2,093,581
Perpetua Resources Corp. (a)(b)	190,338	1,083,023
PolyMet Mining Corp. (a)(b)	200,301	614,924
Ryerson Holding Corp.	120,420	1,894,207
Schnitzer Steel Industries, Inc. Class A	189,119	9,913,618
SunCoke Energy, Inc.	597,507	4,618,729
TimkenSteel Corp. (a)(b)	332,578	4,433,265
Warrior Metropolitan Coal, Inc.	372,885	6,961,763
Worthington Industries, Inc.	252,670	16,163,300
		282,456,393
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)(b)	118,545	3,495,892
Domtar Corp. (a)	366,782	20,140,000
Glatfelter Corp.	321,081	4,890,064
Neenah, Inc.	123,388	6,202,715
Schweitzer-Mauduit International, Inc.	229,885	9,041,377
Verso Corp.	217,597	4,138,695
		47,908,743
TOTAL MATERIALS		837,645,104
REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust (SBI)	627,996	13,439,114
Agree Realty Corp.	507,023	38,102,778
Alexander & Baldwin, Inc.	547,106	10,953,062
Alexanders, Inc.	16,066	4,479,843
American Assets Trust, Inc.	377,024	13,923,496
American Finance Trust, Inc.	845,764	7,163,621
Apartment Investment & Management Co. Class A	1,097,938	7,641,648
Apple Hospitality (REIT), Inc.	1,559,888	23,320,326
Armada Hoffler Properties, Inc.	464,069	6,032,897
Ashford Hospitality Trust, Inc. (a)	81,418	1,318,972
Braemar Hotels & Resorts, Inc. (a)	325,312	1,659,091
Brandywine Realty Trust (SBI)	1,290,825	18,019,917
Broadstone Net Lease, Inc. (b)	1,049,850	27,317,097
BRT Apartments Corp.	89,257	1,568,245
CareTrust (REIT), Inc.	731,818	17,651,450
CatchMark Timber Trust, Inc.	381,415	4,458,741
Centerspace	100,054	9,004,860
Chatham Lodging Trust (a)	357,568	4,390,935
CIM Commercial Trust Corp.	80,722	661,920
City Office REIT, Inc.	336,811	4,334,758
Clipper Realty, Inc.	106,642	887,261
Columbia Property Trust, Inc.	844,079	14,070,797
Community Healthcare Trust, Inc.	186,477	9,292,149
CorePoint Lodging, Inc. (a)	294,054	3,952,086
Corporate Office Properties Trust (SBI)	848,365	24,975,866
CTO Realty Growth, Inc. (b)	44,545	2,502,984
DiamondRock Hospitality Co. (a)	1,542,027	13,276,852
Digitalbridge Group, Inc. (a)(b)	3,517,551	24,482,155
Diversified Healthcare Trust (SBI)	1,766,179	6,888,098
Easterly Government Properties, Inc.	652,870	14,820,149
EastGroup Properties, Inc.	298,317	52,569,422
Empire State Realty Trust, Inc.	1,057,154	12,083,270
Equity Commonwealth	854,896	22,475,216
Essential Properties Realty Trust, Inc.	886,150	26,407,270
Farmland Partners, Inc.	208,523	2,627,390
Four Corners Property Trust, Inc.	574,939	16,506,499
Franklin Street Properties Corp.	797,099	4,160,857
Getty Realty Corp.	310,943	9,822,689
Gladstone Commercial Corp.	278,919	6,465,342
Gladstone Land Corp.	191,620	4,468,578
Global Medical REIT, Inc.	458,344	7,131,833
Global Net Lease, Inc.	725,599	13,401,814
Healthcare Realty Trust, Inc.	1,059,885	33,789,134
Hersha Hospitality Trust (a)	244,625	2,301,921
Independence Realty Trust, Inc. (b)	776,228	14,965,676
Indus Realty Trust, Inc.	33,822	2,284,676
Industrial Logistics Properties Trust	502,763	13,624,877
iStar Financial, Inc. (b)	522,601	12,662,622
Kite Realty Group Trust	631,928	12,739,668
Lexington Corporate Properties Trust	2,071,468	27,239,804
LTC Properties, Inc.	296,695	11,229,906
Mack-Cali Realty Corp.	642,393	11,563,074
Monmouth Real Estate Investment Corp. Class A	719,547	13,700,175
National Health Investors, Inc.	326,949	22,307,730
National Storage Affiliates Trust	586,507	31,771,084
NETSTREIT Corp.	318,372	8,261,753
New Senior Investment Group, Inc.	612,141	5,643,940
NexPoint Residential Trust, Inc.	167,888	9,896,998
Office Properties Income Trust	369,622	10,711,646
One Liberty Properties, Inc.	126,769	3,877,864
Outfront Media, Inc. (a)	1,078,131	25,756,550
Paramount Group, Inc.	1,377,563	13,445,015
Pebblebrook Hotel Trust	959,884	21,587,791
Physicians Realty Trust	1,631,931	30,925,092
Piedmont Office Realty Trust, Inc. Class A	936,771	17,817,384
Plymouth Industrial REIT, Inc.	231,821	5,350,429
Postal Realty Trust, Inc.	100,670	1,934,877
Potlatch Corp.	494,263	25,672,020
Preferred Apartment Communities, Inc. Class A	371,029	3,910,646
PS Business Parks, Inc.	153,473	23,584,196
QTS Realty Trust, Inc. Class A	508,460	39,512,427
Retail Opportunity Investments Corp.	882,178	15,588,085
Retail Properties America, Inc.	1,589,944	20,049,194
Retail Value, Inc.	134,569	3,288,866
RLJ Lodging Trust	1,210,502	17,370,704
RPT Realty	613,325	7,813,761
Ryman Hospitality Properties, Inc. (a)	394,716	30,274,717
Sabra Health Care REIT, Inc.	1,613,069	29,986,953
Safehold, Inc. (b)	136,111	12,293,546
Saul Centers, Inc.	96,072	4,380,883
Seritage Growth Properties (a)	270,766	4,297,056
Service Properties Trust	1,209,900	13,466,187
SITE Centers Corp.	1,297,462	20,577,747
Stag Industrial, Inc.	1,206,124	49,837,044
Summit Hotel Properties, Inc. (a)	780,076	7,028,485
Sunstone Hotel Investors, Inc. (a)	1,584,818	18,288,800
Tanger Factory Outlet Centers, Inc. (b)	725,984	12,465,145
Terreno Realty Corp.	524,237	35,836,841
The GEO Group, Inc. (b)	859,125	5,945,145
The Macerich Co.	1,446,660	23,580,558
UMH Properties, Inc.	316,130	7,359,506
Uniti Group, Inc.	1,443,887	16,907,917
Universal Health Realty Income Trust (SBI)	97,450	5,822,638
Urban Edge Properties	863,401	16,404,619
Urstadt Biddle Properties, Inc. Class A	229,518	4,376,908
Washington REIT (SBI)	624,317	15,164,660
Whitestone REIT Class B	323,951	2,866,966
Xenia Hotels & Resorts, Inc. (a)	840,033	14,851,783
		1,382,905,037
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)(b)	864,732	16,144,546
eXp World Holdings, Inc. (b)	458,386	16,465,225
Fathom Holdings, Inc. (a)(b)	40,395	1,021,994
Forestar Group, Inc. (a)	132,392	2,710,064
FRP Holdings, Inc. (a)	47,943	2,882,813
Kennedy-Wilson Holdings, Inc.	861,658	17,396,875
Marcus & Millichap, Inc. (a)	172,436	6,861,228
Newmark Group, Inc.	1,097,230	14,132,322
Rafael Holdings, Inc. (a)(b)	71,214	3,604,141
RE/MAX Holdings, Inc.	136,164	4,670,425
Realogy Holdings Corp. (a)	842,761	14,933,725
Redfin Corp. (a)(b)	747,464	43,778,966
Tejon Ranch Co. (a)	151,291	2,758,035
The RMR Group, Inc.	111,508	4,375,574
The St. Joe Co. (b)	246,534	11,160,594
		162,896,527
TOTAL REAL ESTATE		1,545,801,564
UTILITIES - 2.5%
Electric Utilities - 0.6%
Allete, Inc.	384,519	27,039,376
MGE Energy, Inc.	267,532	20,899,600
Otter Tail Corp.	301,313	15,303,687
PNM Resources, Inc.	626,456	30,276,618
Portland General Electric Co.	654,833	32,021,334
Spark Energy, Inc. Class A, (b)	97,691	1,087,301
		126,627,916
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares (b)	264,873	17,153,175
Chesapeake Utilities Corp. (b)	127,071	15,831,776
New Jersey Resources Corp. (b)	708,604	27,295,426
Northwest Natural Holding Co. (b)	223,207	11,671,494
ONE Gas, Inc.	388,099	28,633,944
South Jersey Industries, Inc. (b)	757,882	19,075,890
Southwest Gas Corp. (b)	424,477	29,683,677
Spire, Inc. (b)	372,198	26,407,448
		175,752,830
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	881,743	23,762,974
Class C	18,472	529,777
Ormat Technologies, Inc. (b)	333,017	23,224,606
Sunnova Energy International, Inc. (a)(b)	634,214	24,163,553
		71,680,910
Multi-Utilities - 0.4%
Avista Corp. (b)	506,329	21,686,071
Black Hills Corp.	463,783	31,374,920
NorthWestern Energy Corp.	371,843	23,050,548
Unitil Corp. (b)	108,497	5,741,661
		81,853,200
Water Utilities - 0.4%
American States Water Co.	269,906	23,838,098
Artesian Resources Corp. Class A	62,616	2,447,033
Cadiz, Inc. (a)(b)	146,450	1,984,398
California Water Service Group	374,934	23,500,863
Global Water Resources, Inc.	102,362	1,803,618
Middlesex Water Co. (b)	127,068	12,927,898
Pure Cycle Corp. (a)	161,239	2,492,755
SJW Corp. (b)	202,177	13,936,061
York Water Co.	97,984	4,728,708
		87,659,432
TOTAL UTILITIES		543,574,288
TOTAL COMMON STOCKS (Cost $16,425,887,159)		21,322,646,714

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (c)(f) (Cost $63,000)	63,000	62,998

Money Market Funds - 15.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	48,774,270	48,784,025
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	3,229,464,560	3,229,787,506
TOTAL MONEY MARKET FUNDS (Cost $3,278,553,569)		3,278,571,531

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $19,704,503,728)	24,601,281,243
NET OTHER ASSETS (LIABILITIES) - (14.7)% (i)	(3,151,012,886)
NET ASSETS - 100.0%	21,450,268,357

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,144	Sep 2021	127,075,520	298,742	298,742

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,239,387 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $7,550,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	202,920,958	1,504,533,962	1,658,670,895	19,659	-	-	48,784,025	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	2,238,021,415	2,956,578,692	1,964,812,601	3,178,824	-	-	3,229,787,506	10.1%
Total	2,440,942,373	4,461,112,654	3,623,483,496	3,198,483	-	-	3,278,571,531

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund held the following types of derivatives at period end:

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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